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                                                         [LOGO OF GOLDMAN SACHS]

ANNUAL REPORT

December 31, 1999

This Annual Report is authorized for distribution to prospective investors only when precede or accompanied by a Goldman Sachs Trust Institutional liquid Assets Prospectus which contains facts concerning each Portfolio's objectives and policies, management, expenses and other information.

-------------------------------------------------------------------------------
Letter to Unit/Shareholders

Dear Shareholders:

  We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1999. It was another strong year for the funds, during which all of the portfolios outperformed or performed in line with their respective IBC Financial Data, Inc. averages. Assets in the ILA Portfolios totaled $11 billion as of December 31, 1999.

The Economy In Review
  Early in the year, economic data pointed to a stable U.S. economy. As a result, market pundits assumed the view that any easing by the Federal Reserve Board would come later rather than sooner. Consensus opinion was confirmed when the Fed decided to leave rates unchanged at its February 2 meeting.
  Consistently benign reports in the ensuing months prompted the Fed to maintain a neutral stance. By May, though, economic indicators that are critical in determining the Federal Open Market Committee's position on monetary policy came in higher than expected. The Fed officially assumed a tightening bias in their May Federal Open Market Committee meeting. On June 30, interest rates were raised by 25 basis points, to 5.00%. Because the move was expected, it had little impact on the bond market as a whole. Rather, the Fed's adoption of a post-rate hike neutral stance prompted a market rally.
  Prior to Chairman Alan Greenspan's July 22nd Humphrey Hawkins testimony, the market had come to assume that upcoming economic data would remain fairly benign and forestall any future tightening. However, Chairman Greenspan's bearish tone triggered a market sell-off which left investors on alert for signs of continued growth in the U.S. economy. In fact, the July non-farm payroll number indicated that the U.S. growth trend had not weakened materially, and instead suggested that prices could accelerate. A 25 basis point tightening followed in August when signs continued to suggest that the U.S. economy was growing.
  Following August's tightening, a measure of economic stability followed that was interpreted by the market to mean that the Fed would maintain rates in the near term. However, signals to this effect sparked a powerful rally in U.S. financial markets which, in turn, undid some of the restraint on which expectations of slower growth were based. Thus, the Fed, for the third and final time in 1999, raised short-term interest rates by 25 basis points.
  Despite continued signs of very strong GDP growth following this tightening, the Fed left rates unchanged at its December meeting, while maintaining a neutral bias going forward. The decision not to tighten further was due in part to a desire to avoid pre-Y2K market disruptions. However, the committee's neutral bias indicates a willingness to consider tightening at the February 2 FOMC meeting.

Credit Year 1999: A Run for the Money
  The U.S. remained in robust health in 1999, this time without the distraction of the Asian crisis. Corporates and financial institutions rode bullish markets to strong profitability for the year. Fears about the possible fragility of the U.S. expansion were put to rest as the economy digested without incident the Fed's modest rate hikes, which restored interest rates to their pre-Asian-crisis levels. Meanwhile, merger and acquisition activity and IPOs continued to set new records, with the technology sector in particular providing enormous returns.
  The international environment benefited from the strong American performance and an accelerating recovery in Asia. The decidedly positive note on which 1998 closed set the stage for a notable upturn around the globe. Euroland began to recover from what turned out to be a shallow recession, although the euro disappointed optimists by its steady weakening, finally reaching parity with the U.S. dollar. Financial markets in Europe continued their post-euro flurry of activity, with M&A and bond and equity issuance expanding significantly.

------------------------------------  ------------------------------------

--------------------------------------------------------------------------------
Letter to Unit/Shareholders (continued)
---------------------------------------  ---------------------------------------
Asia contributed its share to the global upswing, posting an impressive performance as growth and exports turned around smartly. Debt and equity markets returned to, or even exceeded, pre-crisis levels. Sentiment was further strengthened by the landmark deal between the U.S. and China late in the year for China's accession to the WTO. Even Japan started to look somewhat better--a stabilized economy and banking sector prompted investors to turn bullish on the yen and equities, while interest rates remained at historic lows.
  The outlook for 2000 remains bullish, though investors are increasingly nervous about possible further interest rate hikes in the U.S. and the potential consequences for both the equity markets and corporate earnings. The Goldman Sachs Credit Department, with analysts based in London, Tokyo,
Frankfurt and New York, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market portfolios.

Strategy
  Taxable--Early in the period, we took advantage of a steepening yield curve as the Fed shifted towards its neutral bias. Mid period, when the yield curve flattened, we extended the Funds as the highly technical April-May period approached. We managed liquidity throughout the volatile tax season. When a Fed tightening became imminent, we shortened the Funds' Weighted Average Maturities ("WAMS"), then extended them following the tightening to take advantage of any steepening in the yield curve. As the period drew to a close, we maintained neutral WAMs. This left us well positioned for liquidity management and allowed us to take advantage of technical pressure priced over year end.
  Throughout the period, we maintained a barbelled structure.
  Tax-Exempt--Early in the period, inflows of cash into tax-exempt funds--the result of seasonal reinvestment of maturity proceeds coupled with a scarcity of issuance--caused a drop in yields. We anticipated this, and had already extended the Funds' WAMs to a neutral range. In March, we shortened the Funds' WAM's to the 30- to 35-day range, seeking to build liquidity as the April 15th tax deadline approached. This helped us to fund tax-time redemptions. In May, tax-exempt money market supply picked up. However, the steepening that occurred in the Treasury yield curve in anticipation of a Fed tightening was not seen in the tax-exempt market. Since we believed that yields in the municipal market did not adequately reflect this tightening risk, we shortened the Funds' WAMs.
  During the month of August, the tax-exempt market saw considerable new issuance come to market. This supply, coupled with Fed tightening, resulted in an increase in municipal rates not experienced in over a year. We took advantage of these higher rates by extending the Funds' WAMs. Shortly thereafter, the tax-exempt market experienced large inflows, which prompted us to maintain WAMs in the neutral range. We also focused on building additional liquidity in the Funds in anticipation of year end.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

Summary for ILA Portfolios Institutional Units/Shares* as of 12/31/99

                     SEC             1-Month
                    7-Day  SEC 7-Day Simple  Weighted Avg.
                   Current Effective Average   Maturity
  ILA Portfolios    Yield    Yield    Yield     (days)
  --------------   ------- --------- ------- -------------
  Money Market....  5.36%    5.50%    5.39%        32
  Prime
   Obligations....  5.14     5.27     5.32         25
  Treasury
   Instruments....  4.87     4.99     4.88         53
  Government......  5.33     5.47     5.25         34
  Treasury
   Obligations....  4.50     4.60     4.89         25
  Federal.........  5.29     5.43     5.25         33
  Tax-Exempt
   California.....  3.67     3.74     2.98         43
  Tax-Exempt
   Diversified....  4.13     4.22     3.36         48
  Tax-Exempt New
   York...........  4.08     4.16     3.33         40

*ILA offers three separate classes of units (Institutional, Administration, Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Administration and Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. The Cash Management shares pay 0.50% plus 0.30% from the adviser for a total of up to 0.80%. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C units, which may be subject to contingent deferred sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would be reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any one of the ILA Portfolios is neither insured nor guaranteed by the U.S. government nor is there any assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per unit. More complete information, including management fees and expenses, is included in the ILA Portfolios' prospectuses or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Outlook and Strategies for 2000
  Looking ahead, as consumer sentiment and economic growth remain exceptionally strong, we are watchful for signs of inflationary pressure which will most likely trigger a series of Federal Reserve Board ("Fed") tightenings. Economic indicators such as the December PPI and CPI reports, released on January 13 and 14, respectively, provided further justification for the Fed to raise short-term interest rates at the February 2 FOMC meeting.
  In closing, we thank you for your support and for making 1999 a year of record assets for the ILA money market portfolios. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another productive year in 2000.

Goldman Sachs Money Market Management Team
January 29, 2000

---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
ILA Prime Obligations Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

  Principal             Interest                    Maturity
   Amount                 Rate                        Date                      Amortized Cost
----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--28.6%
Agriculture Services
Cargill, Inc.
 $ 30,000,000             5.42%                    01/18/2000                   $   29,923,217
Asset Backed
Delaware Funding Corp.
   20,000,000             5.77                     02/14/2000                       19,858,956
Edison Asset Securitization Corp.
   15,931,000             5.43                     01/19/2000                       15,887,747
Enterprise Funding Corp.
   18,217,000             6.15                     01/20/2000                       18,157,871
Falcon Asset Securitization Corp.
   25,000,000             5.94                     02/24/2000                       24,777,250
Forrestal Funding
   35,000,000             6.10                     02/04/2000                       34,798,361
International Securitization Corp.
   14,905,000             5.45                     01/19/2000                       14,864,384
Intrepid Funding Notes
   10,000,000             5.81                     02/09/2000                        9,937,058
Preferred Receivables Funding
   20,000,000             6.45                     01/18/2000                       19,939,083
   20,000,000             5.93                     02/18/2000                       19,841,867
Three River Funding Corp.
   17,297,000             6.15                     01/20/2000                       17,240,857
WCP Funding Corp.
   25,000,000             5.90                     02/29/2000                       24,758,264
Business Credit Institutions
CIT Group, Inc.
   20,000,000             5.95                     03/15/2000                       19,755,389
General Electric Capital Corp.
   20,000,000             5.43                     01/24/2000                       19,930,616
Commercial Banks
J.P. Morgan & Co., Inc.
   25,000,000             5.41                     01/20/2000                       24,928,618
   10,000,000             5.69                     02/14/2000                        9,930,456
Financial Services
General Electric International Funding
   10,000,000             5.83                     02/24/2000                        9,912,550
Transportation Equipment
Ford Motor Credit Co.
   25,000,000             5.94                     03/02/2000                       24,748,375
----------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                                $  359,190,919
----------------------------------------------------------------------------------------------

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--5.9%
CIT Group, Inc.
$  5,000,000             6.40%                    01/28/2000                   $    5,004,648
Comerica Bank Detroit
  14,080,000             6.65                     06/01/2000                       14,128,498
First National Bank of Maryland
  10,000,000             5.09                     01/13/2000                        9,999,937
Huntington National Bank
  10,000,000             4.98                     01/11/2000                        9,999,947
   5,000,000             5.05                     02/09/2000                        4,999,794
J.P. Morgan & Co., Inc.
   5,000,000             5.03                     02/07/2000                        5,000,000
Key Bank, N.A.
  10,000,000             5.60                     06/16/2000                        9,996,491
National City Bank
  15,000,000             5.08                     02/11/2000                       14,999,353
---------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $   74,128,668
---------------------------------------------------------------------------------------------
Certificates of Deposit--2.4%
First National Bank of Maryland
$ 15,000,000             4.99%                    01/25/2000                   $   14,999,715
  10,000,000             5.11                     02/23/2000                        9,999,510
Regions Bank
   5,000,000             5.15                     02/18/2000                        5,000,000
---------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                  $   29,999,225
---------------------------------------------------------------------------------------------
Variable Rate Obligations#--30.7%
AT&T Corp.
$ 20,000,000             6.53%                    01/06/2000                   $   20,000,000
Bank One Corp.
  10,000,000             6.18                     03/13/2000                        9,997,175
Chase Manhattan Bank, N.A.
  10,000,000             6.39                     01/25/2000                        9,997,453
Citicorp
  25,000,000             6.33                     02/23/2000                       25,020,536
Comerica Bank Detroit
  15,000,000             6.41                     01/03/2000                       14,996,073
  10,000,000             6.50                     01/10/2000                        9,996,587
CP Trust Certificate Series 1996-1
  29,750,000             5.06                     03/30/2000                       29,750,000
First Union National Bank
  10,000,000             6.45                     01/03/2000                       10,000,000
  15,000,000             6.02                     02/16/2000                       15,000,000
  10,000,000             6.14                     02/16/2000                       10,000,000
Fleet National Bank
  25,000,000             5.04                     01/03/2000                       24,996,966

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
IBM Corp.
$ 16,000,000             6.10%                    01/28/2000                   $   15,991,018
Merrill Lynch & Co., Inc.
   5,000,000             6.51                     01/03/2000                        5,000,000
Monumental Life Insurance Co.
  20,000,000             6.65                     02/01/2000                       20,000,000
Morgan Stanley Dean Witter & Co.
  15,000,000             6.11                     02/18/2000                       15,001,588
New York Life Insurance Co.
  10,000,000             6.14                     03/01/2000                       10,000,000
Old Kent Bank
  25,000,000             5.70                     01/03/2000                       24,995,380
Pacific Mutual Life Insurance Co.
  25,000,000             6.48                     02/01/2000                       25,000,000
PNC Bank, N.A.
  25,000,000             6.41                     01/12/2000                       24,994,791
Southtrust Bank of Alabama, N.A.
  15,000,000             6.39                     01/10/2000                       14,998,886
  15,000,000             6.43                     01/24/2000                       14,996,230
U.S. Central Credit Union
  20,000,000             6.41                     01/14/2000                       20,000,000
Wells Fargo Co.
  15,000,000             6.01                     03/10/2000                       14,998,472
---------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                  $385,731,155
---------------------------------------------------------------------------------------------
Repurchase Agreements--32.0%
Joint Repurchase Agreement Account
$351,400,000             2.59%                    01/03/2000                   $  351,400,000
Joint Repurchase Agreement Account II
  50,000,000             3.16                     01/03/2000                       50,000,000
---------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                    $  401,400,000
---------------------------------------------------------------------------------------------
Total Investments                                                              $1,250,449,967
---------------------------------------------------------------------------------------------

Principal
 Amount            Interest Rate                 Maturity Date                 Amortized Cost
---------------------------------------------------------------------------------------------

# Variable rate security-based index is either LIBOR, one month Commercial
  Paper, Federal Funds, or Prime Lending rate.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--35.8%
Agriculture Services
Cargill Global Funding PLC
$ 15,000,000             5.42%                    01/20/2000                   $   14,957,092
Asset Backed
Asset Portfolio Funding Corp.
  10,000,000             5.50                     01/20/2000                        9,970,972
Atlantis One Funding Corp.
  10,000,000             5.43                     01/18/2000                        9,974,358
  25,000,000             5.75                     02/10/2000                       24,840,278
Bavaria TRR Corp.
   9,000,000             5.45                     01/24/2000                        8,968,662
Delaware Funding Corp.
  20,000,000             5.77                     02/14/2000                       19,858,956
Edison Asset Securitization Corp.
  19,824,000             5.80                     02/28/2000                       19,638,756
Eureka Securities PLC
  25,000,000             5.90                     02/29/2000                       24,758,264
Falcon Asset Securitization Corp.
  27,700,000             5.94                     02/24/2000                       27,453,193
Forrestal Funding
  25,000,000             5.90                     02/23/2000                       24,782,847
Grand Funding Corp.
  25,000,000             5.55                     01/31/2000                       24,884,375
Intrepid Funding Notes
  15,000,000             5.81                     02/09/2000                       14,905,587
  24,770,000             6.00                     02/18/2000                       24,571,840
Preferred Receivables Funding
  35,000,000             5.93                     02/18/2000                       34,723,267
Rose One Plus
  25,000,000             5.92                     02/28/2000                       24,761,556
Three River Funding Corp.
  20,561,000             6.15                     01/21/2000                       20,490,750
Business Credit Institutions
CIT Group, Inc.
  20,000,000             5.95                     03/15/2000                       19,755,389
Commercial Banks
BCI Funding Corp.
  25,000,000             5.94                     03/06/2000                       24,731,875
Electronics, Electrical Equipment Company
Alcatel Alsthom, Inc.
  30,000,000             5.69                     02/22/2000                       29,753,433
Financial Services
General Electric Capital International Funding
  25,000,000             5.83                     02/24/2000                       24,781,375
  15,000,000             5.94                     02/28/2000                       14,856,450

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Mortgage Bank
Halifax PLC
$ 25,000,000             5.98%                    02/04/2000                   $   24,858,805
Nationwide Building Society
  25,000,000             5.90                     03/01/2000                       24,754,167
Security and Commodity Brokers, Dealers and Services
Merrill Lynch & Co., Inc.
  25,000,000             5.90                     03/15/2000                       24,696,806
Morgan Stanley Dean Witter & Co.
  20,000,000             5.43                     01/26/2000                       19,924,583
Salomon Smith Barney Holdings, Inc.
  20,000,000             5.68                     02/07/2000                       19,883,244
Transportation Equipment
DaimlerChrysler, N.A. Corp.
  15,000,000             5.91                     02/29/2000                       14,854,713
Ford Motor Credit Co.
  50,000,000             5.94                     03/02/2000                       49,496,750
---------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                               $  621,888,343
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--2.0%
C.S. First Boston Corp.
$ 20,000,000             5.15%                    02/17/2000                   $   20,000,000
Keybank, N.A.
  15,000,000             5.60                     06/16/2000                       14,994,737
---------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $   34,994,737
---------------------------------------------------------------------------------------------
Certificates of Deposit--1.4%
First National Bank of Maryland
$ 10,000,000             4.99%                    01/25/2000                   $    9,999,809
  15,000,000             5.11                     02/23/2000                       14,999,266
---------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                  $   24,999,075
---------------------------------------------------------------------------------------------
Certificates of Deposit-Yankeedollar--5.7%
Commerzbank, New York
$ 20,000,000             5.01%                    01/10/2000                   $   19,999,715
  15,000,000             5.00                     02/02/2000                       14,999,746
  15,000,000             5.07                     02/09/2000                       14,999,537
Deutsche Bank, New York
  25,000,000             5.02                     01/12/2000                       24,999,782
  15,000,000             5.25                     05/18/2000                       14,997,272
Royal Bank of Canada, New York
  10,000,000             5.70                     07/03/2000                        9,997,586
---------------------------------------------------------------------------------------------
Total Certificates of Deposit-Yankeedollar                                     $   99,993,638
---------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
Variable Rate Obligations#-- 36.5%
American Express Centurion Bank
$ 15,000,000             6.43%                    01/12/2000                   $   14,999,781
AT&T Corp.
  30,000,000             6.53                     01/06/2000                       30,000,000
Bayerische Hypo-Vereins
  50,000,000             6.38                     01/13/2000                       49,993,753
Bayerische Landesbank
  15,000,000             6.36                     01/10/2000                       14,997,139
Chase Manhattan Bank, N.A.
  15,000,000             6.39                     01/25/2000                       14,996,179
Citicorp
  15,000,000             6.51                     01/03/2000                       15,000,000
Comerica Bank Detroit
  20,000,000             6.42                     01/03/2000                       19,999,484
  25,000,000             6.41                     01/13/2000                       24,993,455
CP Trust Certificate Series 1996-1
  17,000,000             5.06                     03/30/2000                       17,000,000
DaimlerChrysler, N.A. Corp.
  25,000,000             6.36                     01/06/2000                       24,984,611
Den Danske Bank Corp.
  15,000,000             6.41                     01/21/2000                       14,995,916
Eureka Securities PLC
  25,000,000             6.55                     01/24/2000                       24,999,646
First Union National Bank
  15,000,000             6.45                     01/03/2000                       15,000,000
  30,000,000             6.02                     02/16/2000                       29,999,829
Fleet National Bank
  15,000,000             5.04                     01/03/2000                       14,998,180
  10,000,000             5.05                     01/03/2000                        9,999,406
General Electric Capital Corp.
  20,000,000             6.13                     01/12/2000                       20,000,000
IBM Corp.
  17,000,000             6.10                     01/28/2000                       16,990,456
J.P. Morgan & Co., Inc.
  10,000,000             6.03                     01/03/2000                       10,000,079
Keybank, N.A.
  15,000,000             5.70                     01/03/2000                       14,994,800
Merrill Lynch & Co., Inc.
   5,000,000             6.51                     01/03/2000                        5,000,218
Monumental Life Insurance
  25,000,000             6.65                     02/01/2000                       25,000,000
Morgan Stanley Dean Witter & Co.
  10,000,000             6.10                     02/15/2000                       10,001,514
National Rural Utilities Corp.
  15,000,000             6.48                     01/03/2000                       14,998,246
New York Life Insurance Co.
  10,000,000             6.14                     03/01/2000                       10,000,000

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Northern Rock PLC
$ 25,000,000             6.45%                    03/14/2000                   $   25,000,000
PNC Bank, N.A.
  25,000,000             6.41                     01/12/2000                       24,994,791
Societe Generale, New York
  25,000,000             6.41                     01/03/2000                       24,997,070
Southtrust Bank of Alabama, N.A.
  10,000,000             6.39                     01/10/2000                        9,998,954
  20,000,000             6.43                     01/24/2000                       19,994,973
U.S. Bank, N.A.
  20,000,000             6.34                     01/19/2000                       19,995,286
  10,000,000             6.51                     01/19/2000                       10,002,639
Wells Fargo Co.
  35,000,000             6.01                     03/10/2000                       34,996,436
---------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                $  633,922,841
---------------------------------------------------------------------------------------------
Repurchase Agreements--18.1%
Joint Repurchase Agreement Account
$263,900,000             2.59%                    01/03/2000                   $  263,900,000
Joint Repurchase Agreement Account II
  50,000,000             3.16                     01/03/2000                       50,000,000
---------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                    $  313,900,000
---------------------------------------------------------------------------------------------
Total Investments                                                              $1,729,698,634
---------------------------------------------------------------------------------------------

# Variable rate security-based index is LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Government Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--87.0%
Federal Farm Credit Bank
$25,000,000              6.28%#                     01/10/2000                     $ 24,997,691
 30,000,000              6.30#                      01/11/2000                       29,999,339
  7,000,000              4.76                       01/18/2000                        6,999,427
Federal Home Loan Bank
 25,000,000              6.31#                      01/01/2000                       24,999,584
  5,000,000              4.93#                      01/03/2000                        4,999,290
  5,000,000              4.90                       01/14/2000                        4,999,972
  5,600,000              4.80                       01/26/2000                        5,599,605
 12,000,000              4.79                       02/04/2000                       11,998,742
 35,000,000              5.54                       02/16/2000                       34,752,239
  3,000,000              5.04                       02/25/2000                        2,999,715
 25,000,000              5.63                       03/01/2000                       24,765,417
  8,000,000              5.52                       08/02/2000                        7,995,064
Federal Home Loan Mortgage Corp.
  5,000,000              5.48                       02/07/2000                        4,971,839
 10,000,000              5.54                       02/25/2000                        9,915,361
Federal National Mortgage Association
 25,000,000              6.28#                      01/15/2000                       24,997,119
  8,000,000              5.51                       02/03/2000                        7,959,593
  3,000,000              5.00                       05/05/2000                        2,998,811
  5,000,000              5.56                       07/24/2000                        4,998,991
Student Loan Marketing Association
 10,000,000              4.91#                      01/03/2000                        9,998,853
-----------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                           $250,946,652
-----------------------------------------------------------------------------------------------
Repurchase Agreements--12.6%
ABN/AMRO, Inc.+
$15,000,000              5.70%                      01/10/2000                     $ 15,000,000
Joint Repurchase Agreement Account
 21,400,000              2.59                       01/03/2000                       21,400,000
-----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                        $ 36,400,000
-----------------------------------------------------------------------------------------------
Total Investments                                                                  $287,346,652
-----------------------------------------------------------------------------------------------

Principal
 Amount            Interest Rate                 Maturity Date                 Amortized Cost
---------------------------------------------------------------------------------------------

+ At December 31, 1999, this agreement was fully collateralized by Federal
  Agency obligations and U.S. Treasury obligations.
# Variable rate security-based index is either U.S. Treasury Bill, LIBOR,
  Federal Funds, or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Obligations Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--28.4%
United States Treasury Bills
$ 25,000,000              5.44%                      01/13/2000                     $ 24,954,708
  50,000,000              5.45                       01/13/2000                       49,909,167
United States Treasury Notes
  39,000,000              6.38                       01/15/2000                       39,024,368
  10,000,000              5.38                       01/31/2000                       10,005,079
  18,000,000              7.75                       01/31/2000                       18,043,121
   7,000,000              5.88                       02/15/2000                        7,008,474
  10,000,000              8.50                       02/15/2000                       10,045,960
  10,000,000              7.13                       02/29/2000                       10,035,917
   5,000,000              5.50                       05/31/2000                        5,010,738
   8,000,000              6.13                       07/31/2000                        8,031,490
   5,000,000              6.25                       08/31/2000                        5,021,886
   5,000,000              4.50                       09/30/2000                        4,961,655
   5,000,000              4.00                       10/31/2000                        4,931,921
   5,000,000              5.75                       11/15/2000                        5,000,000
------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                     $201,984,484
------------------------------------------------------------------------------------------------
Repurchase Agreements+--71.2%
ABN/AMRO, Inc.
$ 32,000,000              2.70%                      01/03/2000                     $ 32,000,000
Barclays Bank
   8,000,000              5.33                       01/19/2000                        8,000,000
  15,000,000              5.33                       01/25/2000                       15,000,000
Bear Stearns Companies, Inc.
  22,000,000              2.70                       01/03/2000                       22,000,000
  10,000,000              5.48                       01/24/2000                       10,000,000
C.S. First Boston Corp.
  25,000,000              5.30                       01/31/2000                       25,000,000
Chase Manhattan Corp.
  32,000,000              2.00%                      01/03/2000                       32,000,000
Donaldson, Lufkin & Jenrette, Inc.
  20,000,000              5.47                       01/31/2000                       20,000,000
Goldman, Sachs & Co.
  25,000,000              5.32                       01/10/2000                       25,000,000
J.P. Morgan Securities, Inc.
  32,000,000              1.00                       01/03/2000                       32,000,000
Joint Repurchase Agreement Account
 197,700,000              2.59                       01/03/2000                      197,700,000
Merrill Lynch & Co., Inc.
  32,000,000              2.75                       01/03/2000                       32,000,000
Morgan Stanley Dean Witter & Co.
  24,000,000              5.20                       01/03/2000                       24,000,000

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
Salomon Smith Barney, Inc.
$ 32,000,000              2.00%                      01/03/2000                     $ 32,000,000
------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                         $506,700,000
------------------------------------------------------------------------------------------------
Total Investments                                                                   $708,684,484
------------------------------------------------------------------------------------------------

+At December 31, 1999, these agreements were fully collateralized by U.S.
 Treasury obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Instruments Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--99.1%
United States Treasury Bills
$    900,000              4.50%                      01/13/2000                     $    898,650
   1,600,000              4.99                       01/13/2000                        1,597,341
   9,000,000              5.14                       01/20/2000                        8,975,585
  44,600,000              5.16                       01/20/2000                       44,478,539
  30,900,000              5.17                       01/20/2000                       30,815,686
  26,900,000              5.18                       01/20/2000                       26,826,530
  50,000,000              4.89                       02/17/2000                       49,680,792
  60,000,000              5.15                       03/30/2000                       59,236,825
United States Treasury Notes
 140,000,000              5.38                       01/31/2000                      139,992,061
  50,000,000              5.50                       02/29/2000                       50,006,402
  50,000,000              7.13                       02/29/2000                       50,140,842
  95,000,000              6.88                       03/31/2000                       95,323,553
------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                     $557,972,806
------------------------------------------------------------------------------------------------
Total Investments                                                                   $557,972,806
------------------------------------------------------------------------------------------------

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.



---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Federal Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--99.4%
Federal Farm Credit Bank
$ 35,000,000             4.90%#                   01/03/2000                   $   34,996,097
  25,000,000             6.28#                    01/10/2000                       24,997,691
   5,000,000             5.58                     01/13/2000                        4,990,700
  39,100,000             5.77                     01/13/2000                       39,024,798
  62,000,000             4.76                     01/18/2000                       61,997,420
  12,600,000             5.55                     01/20/2000                       12,563,092
  35,500,000             6.55#                    01/23/2000                       35,495,297
  12,000,000             5.47                     01/27/2000                       11,952,593
  10,000,000             5.56                     01/27/2000                        9,959,845
   5,000,000             5.48                     02/01/2000                        4,976,405
 597,700,000             5.50                     02/01/2000                      597,700,000
  13,510,000             5.60                     02/01/2000                       13,444,852
  35,000,000             5.81#                    02/01/2000                       34,995,666
  30,000,000             6.29#                    02/01/2000                       29,997,590
 100,000,000             6.30#                    02/01/2000                       99,965,553
  75,000,000             6.31#                    02/01/2000                       74,972,226
  20,000,000             5.70                     02/10/2000                       19,873,333
  30,000,000             5.69                     02/15/2000                       29,786,625
  29,400,000             5.54                     02/25/2000                       29,151,162
  20,000,000             5.59                     03/03/2000                       19,807,456
  12,000,000             5.72                     03/15/2000                       11,858,907
   9,500,000             5.76                     03/27/2000                        9,369,280
   5,000,000             5.77                     04/20/2000                        4,911,847
   2,200,000             5.80                     04/20/2000                        2,161,011
   7,429,000             5.80                     06/02/2000                        7,245,875
Federal Home Loan Bank
  50,000,000             4.93#                    01/03/2000                       49,992,896
  35,000,000             5.62#                    01/03/2000                       34,991,776
 125,000,000             5.92#                    01/03/2000                      124,987,080
 100,000,000             5.92#                    01/04/2000                       99,947,953
 125,000,000             5.96#                    01/11/2000                      124,997,637
  25,000,000             6.31#                    01/12/2000                       24,993,937
  25,000,000             4.90                     01/14/2000                       24,999,861
  75,000,000             6.26#                    01/15/2000                       74,927,759
  40,000,000             5.50                     01/20/2000                       39,883,889
  75,000,000             5.53                     01/21/2000                       74,769,584
  50,000,000             6.32#                    01/21/2000                       49,989,346
  50,000,000             4.80                     01/26/2000                       49,996,473
  20,000,000             5.30                     01/28/2000                       19,920,500
  25,750,000             5.52                     02/02/2000                       25,623,654
  10,700,000             5.74                     02/02/2000                       10,645,406
  50,000,000             4.79                     02/04/2000                       49,994,760
  38,479,000             5.48                     02/04/2000                       38,279,850
  50,000,000             5.48                     02/09/2000                       49,703,167
  14,800,000             5.51                     02/09/2000                       14,711,656
     900,000             5.61                     02/11/2000                          894,255
  11,400,000             5.65                     02/11/2000                       11,326,644
   4,000,000             5.68                     02/11/2000                        3,974,125
  48,200,000             5.74                     02/16/2000                       47,846,480
  10,088,000             5.71                     02/22/2000                       10,004,796
  50,000,000             5.53                     02/23/2000                       49,592,930
  30,000,000             5.60                     02/23/2000                       29,752,667
  30,000,000             4.95                     02/24/2000                       29,996,361

   Principal            Interest
    Amount                Rate                Maturity Date             Amortized Cost
--------------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
     $ 15,000,000             5.04%                02/25/2000           $   14,998,576
       20,000,000             5.55                 02/25/2000               19,830,569
       25,000,000             5.56                 02/25/2000               24,787,639
       80,341,000             5.53                 03/01/2000               79,600,524
       40,000,000             5.63                 03/01/2000               39,624,666
       32,979,000             5.53                 03/03/2000               32,664,912
       68,400,000             5.61                 03/03/2000               67,739,142
       30,000,000             5.62                 03/03/2000               29,709,633
       20,000,000             5.64                 03/03/2000               19,805,733
       25,000,000             5.15                 03/08/2000               24,998,238
       18,952,000             5.53                 03/08/2000               18,756,955
       16,900,000             5.60                 03/17/2000               16,700,204
       17,700,000             5.58                 04/07/2000               17,433,881
       45,000,000             5.10                 05/17/2000               44,988,651
        1,600,000             5.60                 05/17/2000                1,565,902
          600,000             5.62                 05/17/2000                  587,168
       25,000,000             5.26                 05/26/2000               24,998,075
       25,000,000             5.56                 07/14/2000               24,998,002
       20,000,000             5.50                 07/19/2000               19,993,224
       20,000,000             5.52                 08/02/2000               19,987,659
       35,000,000             6.05                 11/03/2000               34,985,321
Student Loan Marketing Association
       60,000,000             4.91#                01/03/2000               59,993,118
       25,000,000             6.05#                01/04/2000               24,985,682
       37,000,000             6.05#                01/04/2000               37,001,854
       10,000,000             6.06#                01/04/2000               10,002,635
       60,000,000             6.11#                01/04/2000               59,999,194
       40,000,000             5.46                 02/11/2000               39,751,267
Tennessee Valley Authority
       25,000,000             5.52                 01/19/2000               24,931,000
       35,000,000             5.67                 01/24/2000               34,873,213
       12,800,000             5.51                 01/27/2000               12,749,063
       30,000,000             5.46                 01/28/2000               29,877,150
       65,000,000             5.51                 02/01/2000               64,691,593
       51,000,000             5.53                 02/03/2000               50,741,472
          900,000             5.57                 02/18/2000                  893,316
       15,000,000             5.63                 02/28/2000               14,863,942
--------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                $3,437,049,936
--------------------------------------------------------------------------------------
Total Investments                                                       $3,437,049,936
--------------------------------------------------------------------------------------

# Variable rate security-based index is either U.S. Treasury Bill, LIBOR,
  Federal Funds, or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
Alabama--3.0%
Columbia IDRB for Alabama Power Co. Series 1999 B (A-1/VMIG1)
$10,000,000              4.80%                      01/03/2000                     $   10,000,000
Columbia IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1995 B
 (A-1/VMIG1)
 19,100,000              4.80                       01/03/2000                         19,100,000
Gadsden IDRB for Alabama Power Co. Series 1994 (A-1/VMIG1)
  6,150,000              4.80                       01/03/2000                          6,150,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
  7,000,000              4.85                       01/06/2000                          7,000,000
Montgomery City Special Care Facilities VRDN RB for Baptist Medical Centre
 Series 1994 A (Amsouth Bank) (VMIG1)
 12,205,000              5.50                       01/06/2000                         12,205,000
-------------------------------------------------------------------------------------------------
                                                                                   $   54,455,000
-------------------------------------------------------------------------------------------------
Alaska--0.8%
Valdez Marine Term RB for Exxon Pipeline Series 1993 C (A-1+/VMIG1)
$ 7,450,000              4.75%                      01/03/2000                     $    7,450,000
Valdez Marine Terminal VRDN RB Refunding for Arco Transportation Alaska,
 Inc. Series 1994 B (A/VMIG1)
  7,700,000              5.65                       01/05/2000                          7,700,000
-------------------------------------------------------------------------------------------------
                                                                                   $   15,150,000
-------------------------------------------------------------------------------------------------
Arizona--0.4%
Maricopa County VRDN PCRB Refunding for Arizona Public Service Co. Series
 1994 A (Morgan Guaranty Trust LOC) (A-1+/P1)
$ 2,900,000              4.75%                      01/03/2000                     $    2,900,000
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-
 1+/VMIG1)
  3,500,000              5.60                       01/05/2000                          3,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $    6,400,000
-------------------------------------------------------------------------------------------------
California--3.5%
California School Cash Reserve Program Authority Pool Bonds Series 1999 A
 (AMBAC) (SP-1+/MIG1)
$10,000,000              4.00%                      07/03/2000                     $   10,023,673
California Statewide Communities Development Authority TRANS Series 1999 C-1
 (FSA) (SP-1+/MIG1)
 20,000,000              4.00                       06/30/2000                         20,054,572
California Statewide Development Authority TRANS Series 1999 C-2 (SP-
 1+/MIG1)
 15,350,000              4.00                       09/29/2000                         15,364,719
Los Angeles County TRANS Series 1999-2000 A (SP-1+/MIG1)
  5,000,000              4.00                       06/30/2000                          5,016,265

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
California (continued)
Los Angeles County Schools for Pooled Transportation Series 1999-2000 A COPS
 (FSA) (SP-1+)
$ 6,745,000              4.00%                      06/30/2000                     $    6,759,943
Los Angeles County Schools TRANS Series 1999 B (FSA)(SP-1+)
  5,000,000              4.00                       09/29/2000                          5,004,057
Southern California Public Power Authority VRDN Refunding RB for Southern
 Transmission Project Series 1991 (AMBAC) (A-1+/VMIG1)
    300,000              4.85                       01/05/2000                            300,000
-------------------------------------------------------------------------------------------------
                                                                                   $   62,523,229
-------------------------------------------------------------------------------------------------
Colorado--1.8%
Jefferson County School District TANS for School District No. R-001 Series
 1999 (SP-1+/MIG1)
$32,500,000              4.50%                      06/30/2000                     $   32,603,209
-------------------------------------------------------------------------------------------------
Florida--2.6%
Collier County Health Facilities Authority Hospital Revenue VRDN for
 Cleveland Clinic Health Systems Series 1999 (A-1+/VMIG1)
$10,700,000              4.70%                      01/03/2000                     $   10,700,000
Florida Local Government Financing Commission Pooled CP Notes Series A
 (First Union National Bank) (A-1/P-1)
  4,890,000              3.80                       04/06/2000                          4,890,000
 21,230,000              3.80                       05/04/2000                         21,230,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984
 H-1 (NRU LOC) (A-1+/P-1)
  3,850,000              5.55                       01/05/2000                          3,850,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984
 H-2 (NRU LOC) (A-1+/P-1)
  6,635,000              5.55                       01/05/2000                          6,635,000
-------------------------------------------------------------------------------------------------
                                                                                   $   47,305,000
-------------------------------------------------------------------------------------------------
Georgia--9.6%
Albany Dougherty Georgia Payroll PCRB for Philip Morris Companies, Inc.
 Series 1992 (A-1/P-1)
$17,000,000              5.55%                      01/05/2000                     $   17,000,000
Atlanta Water & Sewer RB Eagle Tax-Exempt Trust Series 971003 Class A COPS
 (A-1+(c))
 10,500,000              5.56                       01/06/2000                         10,500,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-
 1/VMIG1)
  6,200,000              4.80                       01/03/2000                          6,200,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (A-1/VMIG1)
  4,700,000              5.05                       01/03/2000                          4,700,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
Georgia--(Continued)
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
$14,400,000              5.05%                      01/03/2000                     $   14,400,000
Columbus Hospital Authority Adjustable Rate Revenue Certificates for St.
 Frances Hospital, Inc. Series 1994 (VMIG1)
  6,450,000              5.55                       01/05/2000                          6,450,000
DeKalb County IDRB for Siemens Energy & Automation, Inc., Series 1994
 (VMIG1)
  3,750,000              5.55                       01/06/2000                          3,750,000
Dekalb County Hospital Authority Anticipation Certificates for Dekalb
 Medical Center, Inc., Series 1993 B (Suntrust Bank LOC) (VMIG1)
  4,535,000              5.55                       01/05/2000                          4,535,000
Effingham County Savannah Electric & Power Co. Series 1997 (A-1/VMIG1)
 13,870,000              3.65                       04/24/2000                         13,870,000
Floyd County PCRB for Georgia Power Co. Series 1996 (A-1/VMIG1)
  7,650,000              5.05                       01/03/2000                          7,650,000
Fulco Hospital Authority VRDN RAN for Peidmont Hospital Project Series 1999
 (Suntrust Bank LOC) (A-1+/VMIG1)
 12,500,000              5.50                       01/05/2000                         12,500,000
Georgia State Series 1991 C Series PA-246 (A-1+(c))
  2,680,000              5.56                       01/06/2000                          2,680,000
Monroe County IDA PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
  5,800,000              5.05                       01/03/2000                          5,800,000
Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (A-
 1+/VMIG1)
 26,000,000              5.80                       01/05/2000                         26,000,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D
 (A-1+/VMIG1)
 19,450,000              5.65                       01/05/2000                         19,450,000
Municipal Electric Authority RB Series 1994 E (A-1+/VMIG1)
 15,510,000              5.55                       01/05/2000                         15,510,000
-------------------------------------------------------------------------------------------------
                                                                                   $  170,995,000
-------------------------------------------------------------------------------------------------
Idaho--1.9%
State of Idaho TANS Series 1999 (SP-1+/MIG1)
$33,250,000              4.25%                      06/30/2000                     $   33,308,846
-------------------------------------------------------------------------------------------------
                                                                                   $   33,308,846
-------------------------------------------------------------------------------------------------

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
Illinois--9.7%
Chicago City RB for Chicago Midway Airport Series 1997 Societe Generale
 Trustee Floating Rate Receipts (MBIA) (A-1+(C))
$12,000,000              5.56%                      01/06/2000                     $   12,000,000
Chicago Park District Tax Anticipation Warrants Series 1999 (SP-1/MIG1)
  5,500,000              4.38                       09/15/2000                          5,528,123
City of Belleville IDRB for Weyerhaeuser Co. Series 1993 (A-1)
  1,800,000              5.40                       01/06/2000                          1,800,000
Cook County GO VRDN Series 1996 (A-1+/VMIG1)
 30,200,000              5.80                       01/05/2000                         30,200,000
Illinois Health Facilities Authority VRDN RB for Evanston Northwestern Corp.
 Series 1998 (A-1+/VMIG1)
 15,000,000              3.25                       05/31/2000                         15,000,000
Illinois Health Facilities Authority VRDN RB for Northwest Community
 Hospital Series 1995 (A-1+/VMIG1)
  1,700,000              5.50                       01/06/2000                          1,700,000
Illinois Health Facilities Authority VRDN for Central Dupage Healthcorp
 Project Series 1990 (Bank One, N.A.) (VMIG1)
  9,000,000              4.75                       01/03/2000                          9,000,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Series 1998 A (VMIG1)
 18,700,000              4.80                       01/03/2000                         18,700,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Hospital
 Series 1993 B (VMIG1)
  9,400,000              4.80                       01/03/2000                          9,400,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 C (Bank One Illinois N.A. LOC) (A-1+/VMIG1)
 16,575,000              5.30                       01/05/2000                         16,575,000
Illinios Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/VMIG1)
 25,700,000              5.30                       01/05/2000                         25,700,000
Illinois State Toll Highway Authority VRDN RB Series 1998 B (VMIG1/P-1+)
  7,200,000              5.45                       01/06/2000                          7,200,000
Illinios State Toll Highway Priority Series 1993 B (Societe Generale LOC)
 (MBIA) (A-1+/VMIG1)>
  9,000,000              5.15                       01/05/2000                          9,000,000
Illinios Water VRDN Series 2000 (Bank One, N.A. LOC) (VMIG1/F-1+)
  7,300,000              5.40                       01/05/2000                          7,300,000
Village of Sauget VRDN PCRB for Monsanto Co. Project Series 1992 (P-1)
  3,300,000              5.65                       01/05/2000                          3,300,000
-------------------------------------------------------------------------------------------------
                                                                                   $  172,403,123
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
Indiana--0.8%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 C (Bank of America LOC) (VMIG1)
$ 7,655,000              5.55%                      01/05/2000                     $    7,655,000
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 D (Bank of America) (VMIG1)
  1,180,000              5.55                       01/05/2000                          1,180,000
Warwick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
  5,000,000              5.60                       01/06/2000                          5,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   13,835,000
-------------------------------------------------------------------------------------------------
Iowa--0.7%
Chillcothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems
 Series 1993 A (A-1/VMIG1)
$   900,000              5.45%                      01/05/2000                     $      900,000
Muscatine County PCRB Monsanto Co. Series 1992 (P-1)
  1,000,000              5.65                       01/05/2000                          1,000,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-
 1/VMIG1)
 10,895,000              5.45                       01/05/2000                         10,895,000
-------------------------------------------------------------------------------------------------
                                                                                   $   12,795,000
-------------------------------------------------------------------------------------------------
Kentucky--2.0%
Kentucky Asset/Liability Commission TRAN Series 1999 A (SP-1+/MIG1)
$25,000,000              4.25%                      06/28/2000                     $   25,103,430
Kentucky Economic Development Financing Authority Hospital Facilities VRDN
 RB for The Heath Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-
 1+/VMIG1)
  4,832,000              5.35                       01/05/2000                          4,832,000
Trimble County VRDN PCRB for Louisville Gas and Electric Co. Series 1996 A
 (A-1/VMIG1)
  6,000,000              3.80                       05/04/2000                          6,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   35,935,430
-------------------------------------------------------------------------------------------------
Louisiana--2.4%
Ascension Parish Louisiana PCRB for Vulcan Materials Co. Series 1996 (A-
 1/VMIG1)
$ 8,200,000              5.75%                      01/05/2000                     $    8,200,000
New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
 17,135,000              5.40                       01/05/2000                         17,135,000
Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum
 Series 1996 (Wachovia Bank of Georgia LOC) (P-1)
  5,500,000              5.55                       01/05/2000                          5,500,000
South Louisiana Port Commission Port RB for Occidental Chemical Corp. Series
 1996 (P1)
 11,800,000              5.55                       01/05/2000                         11,800,000
-------------------------------------------------------------------------------------------------
                                                                                   $   42,635,000
-------------------------------------------------------------------------------------------------

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
Maryland--0.7%
Washington Suburban Sanitary District GO VRDN BANS Series 1998 (A-1+/VMIG1)
$12,100,000              5.35%                      01/05/2000                     $   12,100,000
-------------------------------------------------------------------------------------------------
Massachusetts--7.0%
Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97 C2101 (A-
 1+(c))
$10,195,000              5.56%                      01/06/2000                     $   10,195,000
Commonwealth of Massachusetts GO VRDN Refunding Bonds Series 1998 A
 (A-1+/VMIGI)
 30,500,000              5.50                       01/06/2000                         30,500,000
Massachusetts VDRN Series 1998 B (A-1+/VMIGI)
 20,000,000              5.50                       01/06/2000                         20,000,000
Massachusetts Health & Education Facility Authority for Harvard University
 Series A Eagle Tax-Exempt Trust Series 972104 Class A COPs (A-1+(c))
 12,500,000              5.56                       01/06/2000                         12,500,000
Massachusetts Health & Education Facility Authority VRDN RB for Capital
 Asset Program Series 1985 E (Bank One, N.A. LOC) (VMIGI)
  3,700,000              4.75                       01/03/2000                          3,700,000
Massachusetts Health & Education Facility Authority VRDN RB Options for
 Harvard University Series 1985 (A-1+/VMIG)
 32,500,000              5.40                       01/06/2000                         32,500,000
  7,000,000              5.40                       01/06/2000                          7,000,000
Massachusetts Water Resources Authority RB Refunding for Multi-Modal General
 Series 1998 D (FGIC) (A-1+/VMIGI)
  8,400,000              5.50                       01/05/2000                          8,400,000
-------------------------------------------------------------------------------------------------
                                                                                   $  124,795,000
-------------------------------------------------------------------------------------------------
Michigan--1.0%
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series
 982202 Class A Certificates (A-1+(C))
$18,000,000              5.56%                      01/06/2000                     $   18,000,000
-------------------------------------------------------------------------------------------------
Minnesota--1.9%
Becker VRDN PCRB For Northern State Power Co. Series 1992 A (A-1+/P-1)
$ 4,600,000              3.75%                      04/11/2000                     $    4,600,000
Becker VRDN PCRB for Northern State Power Co. Series 1993 A (A-1+/VMIG2)
  4,900,000              3.80                       04/13/2000                          4,900,000
Minnesota Higher Education Facilities Authority VRDN for Carlton Collede
 Series 1992 3-L2 (VMIGI)
  4,175,000              5.40                       01/06/2000                          4,175,000
Minnesota State GO Series 1998 (AAA/Aaa)
  5,500,000              4.50                       06/01/2000                          5,516,611

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Minnesota (continued)
University of Minnesota VRDN Series 1999 A (A-1+/MIG)
$ 7,500,000              5.50%                      01/05/2000                     $    7,500,000
White Bear Lake IDRB for Weyerhaeuser Project Series 1993 (A-1)
  6,800,000              5.40                       01/06/2000                          6,800,000
-------------------------------------------------------------------------------------------------
                                                                                   $   33,491,611
-------------------------------------------------------------------------------------------------
Missouri--0.7%
Belton City H.E. Butt Grocery Series 1993 (P1)
$ 2,300,000              5.35%                      01/05/2000                     $    2,300,000
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto
 Co. Series 1993 (P-1)
  5,000,000              5.50                       01/05/2000                          5,000,000
Missouri Health & Educational Facility Authority RB for Washington
 University Series 1984 (A-1+/VMIG1)
  4,600,000              5.65                       01/05/2000                          4,600,000
-------------------------------------------------------------------------------------------------
                                                                                   $   11,900,000
-------------------------------------------------------------------------------------------------
Nevada--1.4%
Clark County VRDN RB for Nevada Airport Improvement Series 1993 A (MBIA)
 (A-1+/VMIG1)
$24,700,000              5.20%                      01/05/2000                     $   24,770,000
-------------------------------------------------------------------------------------------------
New Mexico--2.1%
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A
 (Bank of America LOC) (A-1+/P1)
$ 5,700,000              4.70%                      01/03/2000                     $    5,700,000
New Mexico Highway Commission VRDN RB Series 1996 (A-1+/VMIG1)
 15,000,000              5.35                       01/05/2000                         15,000,000
New Mexico TRANS 1999-2000 Series 1999 (SP-1+/MIG1)
 17,500,000              4.00                       06/30/2000                         17,551,507
-------------------------------------------------------------------------------------------------
                                                                                   $   38,251,507
-------------------------------------------------------------------------------------------------
New York--6.8%
Long Island Power Authority Electric System VRDN RB Series 1 (A-1+/VMIG1)
$39,100,000              5.75%                      01/05/2000                     $   39,100,000
Long Island Power Authority Electric System VRDN RB Series 3 (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
 10,000,000              3.70                       03/06/2000                         10,000,000
Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
 15,800,000              3.75                       04/11/2000                         15,800,000
  4,300,000              3.80                       04/12/2000                          4,300,000
  4,000,000              3.80                       04/13/2000                          4,000,000

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
New York (continued)
Nassau County IDA Civic Facility & Improvement RB for Cold Spring Harbor
 Laboratory Series 1999 (A-1+)
$ 8,900,000              4.75%                      01/03/2000                     $  8,900,000
New York City GO VRDN Adjustable Series 1994 E-3 (Morgan Guaranty Trust
 Company of New York LOC) (A-1+/VMIG1)
  2,400,000              4.75                       01/03/2000                        2,400,000
New York City GO VRDN Series 1994 C (Morgan Guaranty Trust Company of New
 York LOC) (A-1+/VMIG1)
  2,100,000              4.50                       01/03/2000                        2,100,000
New York City GO VRDN Series 1995 B (MBIA) (A-1+/VMIG1)
  2,600,000              4.75                       01/03/2000                        2,600,000
New York City Transitional Finance Authority Future Tax Secured Bonds
 Series 1999 A-1 (A-1+/VMIG1)
  2,400,000              5.50                       01/05/2000                        2,400,000
New York City Trust for Resources for American Museum of National History
 Series 1999 B (AMBAC) (Aaa)
 10,000,000              3.70                       07/01/2000                       10,000,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Corp. Series 1994 C (Morgan Guaranty Trust) (A-
 1+/VMIG1)(a)
  1,700,000              4.65                       01/03/2000                        1,700,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 B
 (Bank of Nova Scotia) (A-1+/VMIG1)
  6,000,000              5.40                       01/05/2000                        6,000,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 C
 (Landesbank Hessen-Thueringen Girozentrale) (A-1+/VMIG1)
 12,000,000              5.40                       01/05/2000                       12,000,000
-----------------------------------------------------------------------------------------------
                                                                                   $121,300,000
-----------------------------------------------------------------------------------------------
North Carolina--1.5%
Charlotte Airport VRDN RB Refunding Series 1993 A (MBIA) (A-1+/VMIG1)
$11,250,000              5.15%                      01/05/2000                     $ 11,250,000
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank
 N.A. LOC) (A-1+)
 11,700,000              5.45                       01/06/2000                       11,700,000
Rockingham County Adjustable VRDN PCRB Refunding for Philip Morris, Inc.
 Series 1992 (A-1/P1)
  3,960,000              5.65                       01/05/2000                        3,960,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 26,910,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Ohio--2.6%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems,
 Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
$13,600,000              5.65%                      01/06/2000                     $   13,600,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater
 Cincinnati Series 1997 F (MBIA) (A-1+/VMIG1)
  6,300,000              5.35                       01/05/2000                          6,300,000
Hamilton County Hospital Facilities RB for The Drake Center, Inc. Series
 1999 A (FIRSTAR Bank N.A. LOC) (MIG1)
  5,000,000              5.50                       01/06/2000                          5,000,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater
 Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
 21,075,000              5.35                       01/05/2000                         21,075,000
-------------------------------------------------------------------------------------------------
                                                                                   $   45,975,000
-------------------------------------------------------------------------------------------------
Oklahoma--2.9%
Muskogee Industrial Trust PCRB for Oklahoma Gas & Electric Co. Series 1997 A
 (A-1+/VMIG1)
$33,500,000              5.50%                      01/05/2000                     $   33,500,000
Southeastern Oklahoma IDA Solid Waste Disposal RB for Weyerhaeuser Co.
 Series 1993 PJ (A-1)
 17,700,000              5.40                       01/06/2000                         17,700,000
-------------------------------------------------------------------------------------------------
                                                                                   $   51,200,000
-------------------------------------------------------------------------------------------------
Oregon--1.5%
Lane County PCRB for Weyerhaeuser Co. Series 1994 (A-1)
$ 6,500,000              5.40%                      01/06/2000                     $    6,500,000
Oregon St. Veterans Welfare VRDN Bonds Series 1985 73-H (A-1+/VMIG1)
  8,000,000              5.80                       01/05/2000                          8,000,000
Oregon St. Veterans Welfare VRDN Bonds Series 1985 73-G (A-1+/VMIG1)
 13,300,000              5.80                       01/05/2000                         13,300,000
-------------------------------------------------------------------------------------------------
                                                                                   $   27,800,000
-------------------------------------------------------------------------------------------------
Pennsylvania--2.3%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt
 Trust 943804 Class A COPS (AMBAC) (A-1(c))
$14,400,000              5.56%                      01/06/2000                     $   14,400,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes
 Series 1999 (A-1/VMIG1)
  4,000,000              5.35                       01/05/2000                          4,000,000
Philadelphia GO TRANS Series 1999-2000 A (SP-1+/MIG1)
 22,000,000              4.25                       06/30/2000                         22,059,470
-------------------------------------------------------------------------------------------------
                                                                                   $   40,459,470
-------------------------------------------------------------------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
South Carolina--0.5%
York County PCRB for North Carolina Electric Project Series 1984 N-2 (NRU
 LOC) (A-1+/VMIG1)
$ 8,325,000              5.55%                      01/05/2000                     $   8,325,000
York County PCRB for North Carolina Electric Series 1984 N (NRU LOC) (A-
 1+/VMIG1)
  1,050,000              5.55                       01/05/2000                         1,050,000
------------------------------------------------------------------------------------------------
                                                                                   $   9,375,000
------------------------------------------------------------------------------------------------
Tennessee--0.8%
Sevier County Public Building Authority RB for Local Government Improvement
 Series III-F (AMBAC) (VMIG1)
$15,200,000              5.50%                      01/06/2000                     $  15,200,000
------------------------------------------------------------------------------------------------
Texas--15.4%
Brazos River Authority PCRB for Monsanto Co. Series 1990 (P-1)
$ 5,300,000              5.65%                      01/05/2000                     $   5,300,000
Brazos River Authority PCRB for Monsanto Co. Series 1994 (P-1)
  5,100,000              5.65                       01/05/2000                         5,100,000
Brazos Texas Harbor IDA for Monsanto Co. Series 1991 (P-1)
  3,500,000              5.65                       01/05/2000                         3,500,000
City of San Antonio Electric & Gas System Series 1997 SG105 (A-1+(C))
 36,800,000              5.56                       01/06/2000                        36,800,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health
 System RB Series 1998 B (AMBAC) (F1/VMIG1)
 10,000,000              5.60                       01/05/2000                        10,000,000
Harris County GO RB Toll Road Series 1994 D (A-1+/VMIG1)
  3,130,000              5.00                       01/05/2000                         3,130,000
Harris County GO RB Toll Road Series 1994 G (A-1+/VMIG1)
 20,000,000              5.65                       01/05/2000                        20,000,000
Harris County GO RB Toll Road Series 1994 H (A-1+/VMIG1)
 10,400,000              5.65                       01/05/2000                        10,400,000
Harris County GO VRDN RB Toll Road Series 1994 C (A-1+/VMIG1)
 14,100,000              5.00                       01/05/2000                        14,100,000
Harris County GO VRDN RB Toll Road Series 1994 E (A-1+/VMIG1)
  4,400,000              5.00                       01/05/2000                         4,400,000
Harris County Health Facilities Development Corp. RB for Memorial Hospital
 System Series 1997 B (A-1+)
  8,400,000              3.70                       03/01/2000                         8,400,000
Harris County Health Facilities Development Corp. RB for Methodist Hospital
 Series 1994 (A-1+)
 26,400,000              4.80                       01/03/2000                        26,400,000
Harris County Health Facilities Development Corp. RB for St. Luke's
 Episcopal Hospital Series 1997 A (A-1+)
 23,200,000              4.80                       01/03/2000                        23,200,000
Harris County Health Facilities Development Corp. RB for St. Luke's
 Episcopal Hospital Series 1997 B (A-1+)
 11,500,000              4.80                       01/03/2000                        11,500,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
Texas (continued)
Harris County IDRB Adjustable Refunding for Shell Oil Project Series 1997
 (A-1+/VMIG1)
$13,100,000              4.70%                      01/03/2000                     $   13,100,000
San Antonio Electric & Gas System CP Notes Series (A-1+/P-1)
  8,600,000              3.80                       04/13/2000                          8,600,000
State of Texas TRANS Series 1999 A (SP-1+/MIG1)
  58,500,00              4.50                       08/31/2000                         58,769,230
Texas Public Finance Authority Series 1993 A (A-1+/P-1)
 11,650,000              3.80                       04/10/2000                         11,650,000
-------------------------------------------------------------------------------------------------
                                                                                   $  274,349,230
-------------------------------------------------------------------------------------------------
Utah--3.3%
Central Water Conservancy District GO VRDN Refunding for Tender Option
 Series 1998 E (AMBAC) (A-1+/VMIG1)
$ 7,000,000              5.50%                      01/05/2000                     $    7,000,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F
 (A-1+/VMIG1)
  7,490,000              5.50                       01/05/2000                          7,490,000
Intermountain Power Agency Power Supply Refunding VRDN RB Series 1985 E
 (AMBAC) (A-1+/VMIG1)
 10,000,000              3.45                       01/28/2000                         10,000,000
  7,500,000              3.80                       04/06/2000                          7,500,000
  6,800,000              3.80                       04/10/2000                          6,800,000
State of Utah GO Highway Bonds Series 1999 D (A-1+/VMIG1)
 11,000,000              5.35                       01/06/2000                         11,000,000
Utah State Series 1999 C (SPA) (A-1+/VMIG1)
  9,500,000              5.35                       01/06/2000                          9,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   59,290,000
-------------------------------------------------------------------------------------------------
Virginia--0.2%
Virginia College Building Authority Educational Facilities VRDN RB for The
 University of Richmond Project Series 1999 (VMIG1)
$ 2,900,000              5.35%                      01/05/2000                     $    2,900,000
-------------------------------------------------------------------------------------------------
Washington--3.4%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series
 1997 C 470 (A-1+(C))
$10,000,000              5.56%                      01/06/2000                     $   10,000,000
King County Sewer RB CP Series A (A-1/P-1)
 11,900,000              3.75                       04/11/2000                         11,900,000
 11,200,000              3.75                       04/12/2000                         11,200,000
Port of Grays Harbor Industrial Development Corp. for Weyerhaeuser Project
 Series 1992 (A-1)
  1,000,000              5.40                       01/06/2000                          1,000,000
Port of Grays Harbor Refunding IDA for Weyerhaeuser Project Series 1993 (A-
 1)
  5,850,000              5.40                       01/06/2000                          5,850,000

 Principal             Interest                      Maturity
  Amount                 Rate                          Date                        Amortized Cost
-------------------------------------------------------------------------------------------------
Washington (continued)
Union Gap Public Corp. IDRB for Weyerhaeuser Co. Project Series 1992 (A-1)
$ 1,600,000              5.40%                      01/06/2000                     $    1,600,000
Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2
 (Bank of America LOC) (A-1+/VMIG1)
 10,000,000              5.20                       01/05/2000                         10,000,000
Washington State Health Care Facilities Authority RB for Fred Hutchinson
 Cancer Center Series 1996 (VMIG1)
  9,500,000              4.50                       01/03/2000                          9,500,000
Washington State Health Care Facilities VRDN RB for Fred Hutchinson Cancer
 Series 1991 A (Morgan Guaranty Trust LOC)(VMIG1)
    100,000              4.50                       01/03/2000                            100,000
-------------------------------------------------------------------------------------------------
                                                                                   $   61,150,000
-------------------------------------------------------------------------------------------------
Wisconsin--2.0%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992
 A Eagle Tax-Exempt Trust Series 944905 (A-1+(C))
$15,085,000              5.56%                      01/06/2000                     $   15,085,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Wheaton
 Franciscan Services Series 1997 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
 16,600,000              5.50                       01/06/2000                         16,600,000
Wisconsin State Health Facilities Authority RB for Franciscan Health Care,
 Inc. Series 1985 A-2 (Toronto Dominion Bank) (A-1+/VMIG1)
  3,400,000              5.55                       01/05/2000                          3,400,000
-------------------------------------------------------------------------------------------------
                                                                                   $   35,085,000
-------------------------------------------------------------------------------------------------
Wyoming--0.8%
Lincoln County PCRB Floating Rate Dates for Exxon Corp. Project Series 1984
 C (A-1+/P1)
$ 4,500,000              4.70%                      01/03/2000                     $    4,500,000
Sweetwater County PCRB for Pacificorp Project Series 1990 A (CSFB LOC)
 (VMIG1)
  9,400,000              5.15                       01/05/2000                          9,400,000
-------------------------------------------------------------------------------------------------
                                                                                   $   13,900,000
-------------------------------------------------------------------------------------------------
Total Investments                                                                  $1,748,545,655
-------------------------------------------------------------------------------------------------

+Forward commitments.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
California--93.4%
Alameda County TRANS Series 2000 (SP-1+/MIG1)
$ 4,000,000              4.00%                      07/07/2000                     $  4,013,515
Alameda-Contra Costa Schools Financing Authority VRDN for Capital
 Improvement Financing Project Series F (A-1)
  5,355,000              4.70                       01/06/2000                        5,355,000
California Community College Financing Authority TRANS
 Series 1999 C (FSA) (SP-1+)
  8,695,000              4.00                       09/29/2000                        8,728,295
California Community College Financing Authority TRANS
 Series 2000 A (FSA) (SP-1+)
  8,115,000              4.00                       06/30/2000                        8,127,115
California Health Facilities Financing Authority Insured Variable Rate
 Hospital RB for Adventist Health System/West Series 1998 A (MBIA) (A-
 1+/VMIG1)
  7,200,000              4.25                       01/03/2000                        7,200,000
California Pollution Control Financing Authority Adjustable PCRB for
 Pacific Gas & Electric Company Series 1997 A (A-1+)
 22,300,000              4.25                       01/03/2000                       22,300,000
California Pollution Control Financing Authority Adjustable PCRB for
 Southern California Edison Co. Series 1986 A (A-1/VMIG1)
 32,500,000              4.10                       01/03/2000                       32,500,000
California Pollution Control Financing Authority Adjustable PCRB for
 Southern California Edison Co. Series 1986 D (A-1/VMIG1)
  1,900,000              4.10                       01/03/2000                        1,900,000
California Pollution Control Financing Authority Adjustable TRB for
 Southern California Edison Co. Series 1986 C (A-1/VMIG1)
  2,200,000              4.10                       01/03/2000                        2,200,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1996 F (Banque Nationale de Paris SA LOC) (A-1+)
 14,875,000              4.25                       01/03/2000                       14,875,000
California Pollution Control Financing Authority RB for Shell Oil
 Series 1991 A (A-1+/VMIG1)
  2,400,000              4.20                       01/03/2000                        2,400,000
  1,600,000              4.20                       01/03/2000                        1,600,000
  2,400,000              4.20                       01/03/2000                        2,400,000
California Pollution Control Financing Authority RB for Shell Oil
 Series 1991 B (A-1+/VMIG1)
  6,750,000              4.20                       01/03/2000                        6,750,000
California Pollution Control Financing Authority RB for Shell Oil
 Series 1991 C (A-1+/VMIG1)
  2,650,000              4.20                       01/03/2000                        2,650,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1996 E (Morgan Guaranty Trust Company of New York
 LOC) (A-1+/VMIG1)
 47,850,000              4.05                       01/03/2000                       47,850,000

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
California (continued)
California Pollution Control Financing Authority PCRB for Southern
 California Edison Co. Series 1986 B (A-1/VMIG1)
$ 1,000,000              4.10%                      01/03/2000                     $  1,000,000
California School Cash Reserve Program Authority Pool Bonds Series 1999 A
 (AMBAC) (SP-1+/MIG1)
 25,000,000              4.00                       07/03/2000                       25,055,404
California State Series 1997 (A-1+(C))
 18,870,000              5.15                       01/06/2000                       18,870,000
California State Series 1997 (FGIC) (A-1+)
 22,000,000              5.38                       01/05/2000                       22,000,000
California Statewide Communities Development Authority TRANS Series 1999
 C-1 (FSA) (SP-1+/MIG1)
 18,145,000              4.00                       06/30/2000                       18,200,505
  3,400,000              4.00                       09/29/2000                        3,412,734
California Statewide Development Authority Series 1999 C-2
 (SP-1+/MIG1)
 12,000,000              4.00                       09/29/2000                       12,027,369
Chula Vista IDRB for San Diego Gas & Electric Company Series 1996 A (A-
 1/MIG1)
 22,650,000              4.30                       01/03/2000                       22,650,000
East Bay Municipal Utility District Water & Waste Water CP Notes
 (A-1+/P-1)
  7,800,000              3.35                       03/20/2000                        7,800,000
  5,000,000              3.55                       04/10/2000                        5,000,000
Fremont VRDN COP for Family Resources Center Financing Project Series 1998
 (A-1+)
  4,000,000              4.70                       01/06/2000                        4,000,000
Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D
 (KBC Bank LOC) (VMIG1)
 14,400,000              4.90                       01/06/2000                       14,400,000
Fresno GO TRANS Series 1999-2000 (SP-1+/MIG1)
 15,000,000              4.00                       06/30/2000                       15,046,116
Fresno VRDN MF Hsg. Refunding RB for Heron Pointe Apartments Series 1996 A
 (Wells Fargo Bank LOC) (VMIG1)
  3,315,000              4.90                       01/05/2000                        3,315,000
Huntington Beach MF Hsg. RB for Essex Huntington Breakers Series 1996 A
 (FHLMC) (VMIG1)
 13,000,000              4.90                       01/05/2000                       13,000,000
Huntington Beach MF Hsg. RB for Seabridge Villas Series 1985 A (VMIG1)
  7,200,000              4.00                       01/03/2000                        7,200,000
Irvine Ranch District Consolidated Refunding GO RB Series 1985 B
 (Landesbank Hessen--Thueringen Girozentrale) (A-1+)
 11,300,000              4.00                       01/03/2000                       11,300,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
California (continued)
Irvine Ranch Water District VRDN Consolidated Refunding GO Series 1989
 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
$11,225,000              4.00%                      01/03/2000                     $ 11,225,000
Kings County Housing Authority VRDN MF Hsg. Refunding for Edgewater Series
 1996 A (Wells Fargo Bank LOC) (VMIG1)
  6,555,000              4.90                       01/05/2000                        6,555,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point
 Apartment Series 1998 A (FNMA) (A-1)
  6,250,000              4.90                       01/06/2000                        6,250,000
Los Angeles City TRANS GO Series 1999 (SP-1+/MIG1)
  5,000,000              4.00                       06/30/2000                        5,015,546
Los Angeles County TRANS GO Series 1999-2000 A (SP-1+/MIG1)
 10,000,000              4.00                       06/30/2000                       10,032,530
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB
 for Malibu Meadows Project Series 1998 B (FNMA)
 (A-1+)
  6,400,000              4.90                       01/06/2000                        6,400,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB
 for Malibu Project II Series 1998 C (FNMA) (A-1+)
 14,349,000              4.90                       01/06/2000                       14,349,000
Los Angeles County Metro TRANS Sales Tax Revenue RB Series 1993 A (MBIA)
 (A-1/VMIG1)
 45,555,000              4.90                       01/06/2000                       45,555,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996
 A (AMBAC) (A-1+/VMIG1)
 13,300,000              4.85                       01/05/2000                       13,300,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996
 B (AMBAC) (A-1+/VMIG1)
 15,700,000              4.85                       01/05/2000                       15,700,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996
 C (AMBAC) (A-1+/VMIG1)
 14,700,000              4.85                       01/05/2000                       14,700,000
Los Angeles County Schools TRANS Series 1999 B (FSA) (SP-1+)
 15,000,000              4.00                       09/29/2000                       15,064,588
Los Angeles Waste Water Systems Revenue (Morgan Guaranty Trust/UBS) (A-
 1+/P-1)
  7,000,000              3.50                       04/05/2000                        7,000,000
  4,000,000              3.55                       04/10/2000                        4,000,000
Metropolitan Water District Southern California Adjustable Authorization
 RB Series 1997 B (A-1+/VMIG1)
 13,500,000              4.80                       01/06/2000                       13,500,000
Metropolitan Water District Southern California Adjustable Authorization
 RB Series 1997 C (A-1+/VMIG1)
 10,000,000              4.25                       01/06/2000                       10,000,000

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
California (continued)
Metropolitan Water District Southern California Adjustment Adjusted RB
 Series 1999 B (A-1+/VMIG1)
$ 2,000,000              3.65%                      06/01/2000                     $  2,000,000
Metropolitan Water District Southern California Series A (A-1+/P-1)
  9,400,000              3.25                       03/03/2000                        9,400,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series
 1997 D (MBIA) (A-1+/VMIG1)
 19,000,000              5.10                       01/06/2000                       19,000,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series
 1997 E (MBIA) (A-1+/VMIG1)
  6,000,000              4.80                       01/06/2000                        6,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992
 (A-1+/VMIG1)
  8,890,000              4.40                       01/03/2000                        8,890,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996
 A (A-1+/VMIG1)
  4,500,000              4.40                       01/03/2000                        4,500,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996
 B (A-1+/VMIG1)
  6,000,000              4.40                       01/03/2000                        6,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996
 C (A-1+/VMIG1)
  5,900,000              4.40                       01/03/2000                        5,900,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999
 B (A-1+/VMIG1)
 15,000,000              4.95                       01/05/2000                       15,000,000
Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2
 (FSA) (A-1+/VMIG1)
  2,000,000              4.70                       01/01/2000                        2,000,000
Orange County VRDN Apartment Development RB for Hidden Hills Development
 Corporation Series 1985 C (FHLMC) (VMIG1)
  5,000,000              4.50                       01/04/2000                        5,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985
 A (FNMA) (VMIG1)
  9,000,000              4.50                       01/04/2000                        9,000,000
Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984
 C (KBC Bank N.V. LOC) (VMIG1)
 24,000,000              4.90                       01/06/2000                       24,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon
 Apartment Series 1997 A (FNMA) (A-1+)
  7,635,000              4.90                       01/05/2000                        7,635,000
Orange County VRDN Apartment Development RB Refunding for Park Ridge
 Villas Series 1998 (FNMA) (A-1+/VMIG1)
  9,000,000              4.90                       01/06/2000                        9,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
California (continued)
Palo Alto Unified School District Series 1997 SGA 53 (A-1+)
$ 9,830,000              5.35%                      01/05/2000                     $  9,830,000
Sacramento County COPS for Administration Center and Courthouse Project
 Series 1990 (UBS AG) (A-1+/VMIG1)
 23,965,000              4.70                       01/06/2000                       23,965,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone
 Creek Apartments Series 1997 (FNMA) (A-1+)
  8,450,000              4.90                       01/06/2000                        8,450,000
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments
 Series 1999 A (FNMA) (A-1+)
  9,400,000              4.90                       01/06/2000                        9,400,000
San Diego Certificates of Undivided Interest Series 1998 (A-1+)
 15,685,000              5.15                       01/06/2000                       15,685,000
San Diego County VRDN MF Hsg. Country Hills Series 1985 C (A-1+)
  9,700,000              5.00                       01/05/2000                        9,700,000
San Diego County Water Authority Series 1 (A-1/P-1)
  5,000,000              3.50                       04/11/2000                        5,000,000
  6,800,000              3.50                       04/13/2000                        6,800,000
San Francisco City & County Housing Authority VRDN MF Hsg. RB Series 1985
 D (Banque Nationale Paris LOC) (A-1+)
  7,000,000              4.95                       01/05/2000                        7,000,000
Southern California Public Power Authority Power Project Subordinate
 Refunding RB for Palo Verde Series 1996 B (AMBAC) (A-1+/VMIG1)
  8,000,000              4.85                       01/05/2000                        8,000,000
Southern California Public Power Authority VRDN Refunding RB for Southern
 Transmission Project Series 1991 (AMBAC) (A-1+/VMIG1)
 29,300,000              4.85                       01/05/2000                       29,300,000
Southern Public Power Authority Refunding RB for Palo Verde Project Series
 1996 C (AMBAC) (A-1+/VMIG1)
  7,000,000              4.85                       01/05/2000                        7,000,000
University California Revenues Series A (A-1+/P-1)
  6,500,000              3.25                       03/08/2000                        6,500,000
 10,300,000              3.35                       04/07/2000                       10,300,000
  5,500,000              3.50                       04/12/2000                        5,500,000
-----------------------------------------------------------------------------------------------
                                                                                   $869,527,717
-----------------------------------------------------------------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
Puerto Rico--5.1%
Puerto Rico Government Development Bank (CP Program) (A-1+)
$ 2,200,000              3.35%                      01/26/2000                     $  2,200,000
 10,000,000              3.25                       01/27/2000                       10,000,000
  4,443,000              3.35                       01/28/2000                        4,443,000
  5,000,000              3.35                       03/06/2000                        5,000,000
  3,000,000              3.55                       04/11/2000                        3,000,000
  5,000,000              3.70                       04/11/2000                        5,000,000
 10,000,000              3.40                       04/14/2000                       10,000,000
Puerto Rico Government Development Bank VRDN Series 1995 (MBIA) (A-
 1+/VMIG1)
  8,200,000              4.95                       01/05/2000                        8,200,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 47,843,000
-----------------------------------------------------------------------------------------------
Total Investments                                                                  $917,370,717
-----------------------------------------------------------------------------------------------

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
   Amount                Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
 New York--94.6%
 Baldwin Union Free School District GO TANS Series 1999 (MIG1)
 $1,200,000              4.00%                      06/30/2000                     $  1,202,003
 City of Yonkers Civic Facility IDA RB Adjustment for Consumers Union
  Facility Series 1991 (Credit Local de France LOC) (VMIG1)
  2,500,000              5.65                       01/05/2000                        2,500,000
 City of Yonkers Civic Facility IDA RB for Consumers Union Facility Series
  1989 (Credit Local de France LOC) (VMIG1)
  2,638,000              5.65                       01/05/2000                        2,638,000
 Great Neck North Water Authority Water System VRDN RB Series 1993 A
  (FGIC) (A-1+/VMIG1)
  4,800,000              5.45                       01/05/2000                        4,800,000
 Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische
  Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-
  1+/VMIG1)
  8,100,000              5.75                       01/05/2000                        8,100,000
 Long Island Power Authority Electric System VRDN RB Series 1998 2
  (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
  Girozentrale) (A-1+/VMIG1)
  3,000,000              5.50                       01/05/2000                        3,000,000
 Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische
  Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-
  1+/VMIG1)
  3,500,000              3.65                       01/27/2000                        3,500,000
  2,000,000              3.75                       04/11/2000                        2,000,000
 Municipal Assistance Corp. RB for the City of New York Series 1996 E (AA-
  /Aa2)
  4,550,000              5.50                       07/01/2000                        4,593,417
 Municipal Assistance Corp. RB for the City of New York Series 1998 M
  (AA/Aa2)
  3,000,000              5.00                       07/01/2000                        3,023,254
 Nassau County IDA Civic Facility & Improvement RB for Cold Spring Harbor
  Laboratory Series 1999 (A-1+)
  9,150,000              4.75                       01/03/2000                        9,150,000
 New York City Adjustment GO VRDN Series 1992 D (FGIC) (A-1+/VMIG1)
  2,500,000              5.70                       01/05/2000                        2,500,000
 New York City GO Escrowed to Maturity Series 1994 E (U.S. Treasury Bond)
  (A-/Aaa)
  4,905,000              6.10                       08/01/2000                        4,971,595
 New York City GO Escrowed to Maturity Series 1995 E (U.S. Treasury Bond)
  (A-/Aaa)
  5,000,000              5.00                       02/15/2000                        5,011,739
 New York City GO Series 1993 B (FGIC) (A-1+/VMIG1)
  1,400,000              4.50                       01/03/2000                        1,400,000
 New York City GO Series 1994 A-10 (Morgan Guaranty Trust Company of New
  York LOC) (A-1+/VMIG1)
    200,000              4.50                       01/03/2000                          200,000

 Principal             Interest                      Maturity                       Amortized
   Amount                Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
 New York (continued)
 New York City GO VRDN Adjustable Series 1994 E-3 (Morgan Guaranty Trust
  Company of New York LOC) (A-1+/VMIG1)
 $1,600,000              4.75%                      01/03/2000                     $  1,600,000
 New York City GO VRDN Series 1993 B (FGIC) (AAA/Aaa)
    600,000              4.50                       01/03/2000                          600,000
 New York City GO VRDN Series 1994 C (Morgan Guaranty Trust Company of New
  York LOC) (A-1+/VMIG1)
    750,000              4.50                       01/03/2000                          750,000
 New York City Health & Hospital Corp. Health System Bonds RB Series 1997
  C (A-1+/VMIG1)
    900,000              5.40                       01/05/2000                          900,000
 New York City Health & Hospital Corp. Health System Bonds RB Series 1997
  D (A-1+/VMIG1)
  1,500,000              5.50                       01/05/2000                        1,500,000
 New York City Health & Hospital Corp. VRDN Health Metropolitan Museum of
  Art Series 1993 A System Bonds Series 1997 B (Canadian Imperial Bank of
  Commerce LOC) (A-1+/VMIG1)
  7,120,000              5.40                       01/05/2000                        7,120,000
 New York City Municipal Water Finance Authority Water & Sewer System
  Adjustable Series 1995 A (FGIC) (A-1+/VMIG1)
  1,200,000              4.50                       01/03/2000                        1,200,000
 New York City Municipal Water Finance Authority Water & Sewer System VRDN
  Series 1993 C (FGIC) (A-1+/VMIG1)
    200,000              5.00                       01/03/2000                          200,000
 New York City Transitional Finance Authority Future Tax Secured Bonds
  Series 1999 A-1 (A-1+/VMIG1)
  8,595,000              5.50                       01/05/2000                        8,595,000
 New York City Trust for Resources for American Museum of National History
  Series 1999 B (AMBAC) (Aaa)
  3,000,000              3.70                       07/01/2000                        3,000,000
 New York City Trust for Resources Multi-Mode Bonds for Solomon Guggenheim
  Foundation VRDN Series 1990 B (Westdeutsche Landesbank Girozentrale) (A-
  1+/VMIG1)
  2,155,000              4.75                       01/03/2000                        2,155,000
 New York State Dormitory Authority Cornell University (A-1+/P-1)
  2,000,000              3.75                       04/06/2000                        2,000,000
 New York State Dormitory Authority RB VRDN for Cornell University Series
  1990 B (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
  3,200,000              4.75                       01/03/2000                        3,200,000
 New York State Dormitory Authority RB VRDN for the (A-1+/VMIG1)
  5,415,000              5.35                       01/05/2000                        5,415,000
 New York State Energy Research & Development Authority Gas Facilities RB
  VRDN for Brooklyn Union Gas Series 1997 A-1 (MBIA) (A-1+/VMIG1)
  6,765,000              5.45                       01/05/2000                        6,765,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio  (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
   Amount                Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
 New York (continued)
 New York State Energy Research & Development Authority Gas Facilities RB
  VRDN for Brooklyn Union Gas Series 1997 A-2 (MBIA) (A-1+/VMIG1)
 $1,800,000              5.35%                      01/05/2000                     $  1,800,000
 New York State Energy Research & Development Authority PCRB for New York
  State Electric & Gas Corp. Series 1994 C (Morgan Guaranty Trust) (A-
  1+/VMIG1)
  4,515,000              4.65                       01/03/2000                        4,515,000
 New York State Energy Research & Development Authority PCRB for Rochester
  Gas & Electric Corp. Series 1997 A (MBIA) (A-1+/VMIG1)
  4,700,000              5.40                       01/05/2000                        4,700,000
 New York State Energy Research & Development Authority PCRB VRDN for
  Orange & Rockland Utilities Series 1995 A (AMBAC)
  (A-1+/VMIG1)
  2,400,000              5.05                       01/05/2000                        2,400,000
 New York State Energy Research & Development Authority Facilities RB VRDN
  for Consolidated Edison Corp. Series 1999 A-2 (A-1/F1+)
  2,000,000              5.45                       01/05/2000                        2,000,000
 New York State Energy Research & Development Authority Facilities RB VRDN
  for Consolidated Edison Corp. Series 1999 A-3 (A-1/F1+)
  2,000,000              5.35                       01/05/2000                        2,000,000
 New York State Energy Research & Development Authority PCRB CP for New
  York State Electric & Gas Corp. Series 1994 B (Mellon Bank) (A-1+/VMIG1)
  2,600,000              5.05                       01/03/2000                        2,600,000
 New York State Energy Research & Development Authority PCRB CP for New
  York State Electric & Gas Corp. Series 1994 D (Bank One, NA LOC) (A-
  1+/VMIG1)
  1,600,000              4.65                       01/03/2000                        1,600,000
 New York State Environmental Facilities Corp. State Water PCRB Series
  1996 B (AAA/Aaa)
  1,000,000              3.90                       02/15/2000                        1,001,140
 New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust
  Series 1996 C3204 COPS (A-1+(C))
  6,650,000              5.53                       01/06/2000                        6,650,000
 New York State Environmental GO Series 1998 G (VMIG1)
  5,000,000              3.90                       10/05/2000                        5,000,000
 New York State Housing Finance Agency RB for State University
  Construction Series 1973 A (U.S. Treasury Bond) (AAA/Aaa)
  1,800,000              5.80                       11/01/2000                        1,830,821
 New York State Housing Finance Agency RB VRDN for Liberty View Apartments
  Housing Series 1997 A (FNMA) (A-1+)
  6,000,000              5.50                       01/05/2000                        6,000,000

 Principal             Interest                      Maturity                       Amortized
   Amount                Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
 New York (continued)
 New York State Housing Finance Agency RB VRDN for Talleyrand Crescent
  Housing Series 1999 A (Fleet National Bank LOC) (VMIG1)
 $8,000,000              5.60%                      01/05/2000                     $  8,000,000
 New York State Housing Finance Agency RB VRDN for Tribeca Park Housing
  Series 1997 A (Bayerische Hypotheken Vereinsbank AG LOC) (VMIG1)
  5,000,000              5.60                       01/05/2000                        5,000,000
 New York State Local Government Assistance Corp. RB VRDN Series 1995 B
  (Bank of Nova Scotia LOC) (A-1+/VMIG1)
  7,700,000              5.40                       01/05/2000                        7,700,000
 New York State Local Government Assistance Corp. RB VRDN Series 1995 C
  (Landesbank Hessen-Thueringen Girozentrale) (A-1+/VMIG1)
  3,700,000              5.40                       01/05/2000                        3,700,000
 New York State Local Government Assistance Corp. RB VRDN Series 1995 F
  (Toronto Dominion Bank LOC) (A-1+/VMIG1)
  2,900,000              5.40                       01/05/2000                        2,900,000
 New York State Local Government Assistance Corp. RB VRDN Series 1995 G
  (Bank of Nova Scotia LOC) (A-1+/VMIG1)
  3,600,000              5.00                       01/05/2000                        3,600,000
 Oswego County IDA PCRB Series 1992 for Phillip Morris Companies (A-1/P-1)
  1,000,000              5.45                       01/05/2000                        1,000,000
 Rensselaer County IDA RB for Rensselaer Polytechnic Institute Civic
  Facilities Series 1997 A (VMIG1)
  4,365,000              5.40                       01/06/2000                        4,365,000
 Scarsdale Union Free School District TANS 1999-2000
  3,600,000              4.25                       06/29/2000                        3,614,552
 Triborough Bridge & Tunnel Authority Series 1999 C (AMBAC) (A-1+/VMIG1)
  2,000,000              5.40                       01/06/2000                        2,000,000
-----------------------------------------------------------------------------------------------
                                                                                   $187,566,521
-----------------------------------------------------------------------------------------------
 Puerto Rico--4.8%
 Puerto Rico Government Development Bank (A-1+)
 $6,840,000              3.35%                      03/08/2000                     $  6,840,000
 Puerto Rico Government Development Bank VRDN Series 1985 (MBIA) (A-
  1+/VMIG1)
  2,600,000              4.95                       01/05/2000                        2,600,000
-----------------------------------------------------------------------------------------------
                                                                                   $  9,440,000
-----------------------------------------------------------------------------------------------
 Total Investments                                                                 $197,006,521
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
Investment Abbreviations:

 AMBAC    --Insured by American Municipal Bond Assurance Corp.
 BANS     --Bond Anticipation Notes
 CFC      --Insured by Cooperative Finance Corp.
 COPS     --Certificates of Participation
 CP       --Commercial Paper
 FGIC     --Insured by Financial Guaranty Insurance Co.
 FHLMC    --Federal Home Loan Mortgage Corp.
 FNMA     --Federal National Mortgage Association
 FSA      --Insured by Financial Security Assistance Co.
 GO       --General Obligation
 IDA      --Industrial Development Authority
 IDRB     --Industrial Development Revenue Bond
 LOC      --Letter of Credit
 MBIA     --Insured by Municipal Bond Investors Assurance
 MF Hsg.  --Multi-Family Housing
 NRU      --National Rural Utilities Cooperation Finance Corp.
 PCRB     --Pollution Control Revenue Bond
 RANS     --Revenue Anticipation Notes
 RB       --Revenue Bond
 TANS     --Tax Anticipation Notes
 TECP     --Tax Exempt Commercial Paper
 TRANS    --Tax Revenue Anticipation Notes
 TRB      --Tender Revenue Bond
 VRDN     --Variable Rate Demand Note

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1999

--------------------------------------------------------------------------------

                                        Prime          Money
                                     Obligations       Market      Government
                                      Portfolio      Portfolio     Portfolio
                                    ------------------------------------------
Assets:
Investment in securities, at value
 based on amortized cost            $1,250,449,967 $1,729,698,634 $287,346,652
Cash                                        43,483         65,449       93,337
Receivables:
 Interest                                5,964,555     10,058,504    1,637,932
 Fund shares sold                          462,702             --           --
 Reimbursement from adviser                 41,962             --        4,428
Other assets                                 1,352            340          128
------------------------------------------------------------------------------
  Total assets                       1,256,964,021  1,739,822,927  289,082,477
------------------------------------------------------------------------------
Liabilities:
Payables:
 Investment securities purchased                --             --           --
 Income distribution                       623,725        571,301      399,011
 Fund shares repurchased                    52,653        794,185       16,721
 Amounts owed to affiliates                375,257        595,985      110,880
 Accrued expenses and other
  liabilities                               96,986        201,345       46,967
------------------------------------------------------------------------------
  Total liabilities                      1,148,621      2,162,816      573,579
------------------------------------------------------------------------------
Net Assets:
Paid-in capital                      1,255,815,400  1,737,660,111  288,508,898
Accumulated undistributed net
 investment income                              --             --           --
Accumulated net realized loss on
 investment transactions                        --             --           --
------------------------------------------------------------------------------
  Net Assets                        $1,255,815,400 $1,737,660,111 $288,508,898
------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per unit/share
 (net assets/units or shares
 outstanding)                                $1.00          $1.00        $1.00
------------------------------------------------------------------------------
Units/Shares outstanding:
ILA units                            1,095,108,712  1,346,764,687  205,201,522
ILA Administration units                40,850,060      6,961,404    3,264,963
ILA Service units                       92,975,299    383,932,405   79,834,246
ILA Class B units                       19,443,805             --           --
ILA Class C units                        7,435,909             --           --
Cash Management shares                       1,615          1,615      152,533
------------------------------------------------------------------------------
  Total units/shares of beneficial
   interest outstanding, $.001 par
   value (unlimited number of
   shares authorized)                1,255,815,400  1,737,660,111  288,453,264
------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Treasury       Treasury                    Tax-Exempt     Tax-Exempt    Tax-Exempt
 Obligations   Instruments     Federal      Diversified     California     New York
  Portfolio     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
--------------------------------------------------------------------------------------
 $708,684,484  $557,972,806 $3,437,049,936 $1,748,545,655  $917,370,717  $197,006,521
       13,087        70,760         73,237     32,849,743     8,413,017        55,612
    4,026,044     6,941,698     20,104,978     12,354,062     6,307,008     1,173,816
           --            --      1,750,000          3,690            --            --
           --            --             --             --            --        10,904
          877           111         16,817          7,338         9,279            20
--------------------------------------------------------------------------------------
  712,724,492   564,985,375  3,458,994,968  1,793,760,488   932,100,021   198,246,873
--------------------------------------------------------------------------------------
           --            --             --      9,000,000            --            --
    1,050,618     1,330,787      1,115,572        424,875       144,969        23,205
           --            --             --             --            --            --
      180,396       199,406      1,118,052        584,958       297,481        61,501
       73,055       201,652        213,078         51,039        48,606        20,735
--------------------------------------------------------------------------------------
    1,304,069     1,731,845      2,446,702     10,060,872       491,056       105,441
--------------------------------------------------------------------------------------
  711,420,423   563,253,530  3,456,548,266  1,783,845,571   931,639,614   198,144,359
           --            --             --             --            --            --
           --            --             --       (145,955)      (30,649)       (2,927)
--------------------------------------------------------------------------------------
 $711,420,423  $563,253,530 $3,456,548,266 $1,783,699,616  $931,608,965  $198,141,432
--------------------------------------------------------------------------------------
       $ 1.00         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------
  404,299,123   224,609,321  3,171,330,484  1,734,715,414   895,417,731   160,302,596
   42,333,992    32,161,610        836,258     28,084,416     8,910,562    37,838,614
  264,787,308   306,482,599    284,381,524     20,988,232    27,228,779         1,590
           --            --             --             --            --            --
           --            --             --             --            --            --
           --            --             --          1,562         1,555         1,559
--------------------------------------------------------------------------------------
  711,420,423   563,253,530  3,456,548,266  1,783,789,624   931,558,627   198,144,359
--------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                           Prime        Money
                                        Obligations    Market    Government
                                         Portfolio    Portfolio   Portfolio
                                        ------------------------------------
Investment income:
Interest income                         $58,088,705  $93,239,049 $22,046,419
-----------------------------------------------------------------------------
Expenses:
Management fees                           3,897,948    6,253,719   1,521,689
Transfer agent fees(a)                      445,314      714,161     173,909
Distribution and service fees(b)            229,135           --          --
Custodian fees                              187,273      270,380      87,048
Registration fees                           264,390      179,740     120,161
Professional fees                            54,783       55,684      50,976
Trustee fees                                  9,833       10,754       9,834
Administration share fees                    57,419       53,223       9,844
Service share fees                          417,319    1,290,742     366,922
Other                                        15,831       40,996      14,052
-----------------------------------------------------------------------------
  Total expenses                          5,579,245    8,869,399   2,354,435
  Less--expenses reimbursed and fees
   waived                                   (41,962)          --     (90,702)
-----------------------------------------------------------------------------
  Net Expenses                            5,537,283    8,869,399   2,263,733
-----------------------------------------------------------------------------
Net investment income                    52,551,422   84,369,650  19,782,686
-----------------------------------------------------------------------------
Net realized gain (loss) on investment
 transactions                                 2,529           --        (326)
-----------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                        $52,553,951  $84,369,650 $19,782,360
-----------------------------------------------------------------------------

(a) The following Portfolios had transfer agency fees of:

                             ILA     Administration Service  Class B Class C  CMS
  Portfolio                 units        units       units    units   units  shares
  Prime Obligation        $  379,114    $15,307     $ 41,726 $6,522  $2,644   $ 1
  Money Market               570,902     14,193      129,066     --      --    --
  Government                 134,585      2,626       36,693     --      --     5
  Treasury Obligations       218,686     24,160       23,428     --      --    --
  Treasury Instruments       107,404     33,874      129,298     --      --    --
  Federal                  1,099,877     78,223      111,024     --      --    --
  Tax-Exempt Diversified     638,415     12,840       11,136     --      --    --
  Tax-Exempt California      281,283      5,317        3,384     --      --     1
  Tax-Exempt New York         64,405      8,198           --     --      --    --

(b) Class B and Class C units for ILA Prime Obligations Portfolio had distribution and service fees of $163,044 and $66,091, respectively.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Treasury     Treasury                Tax-Exempt  Tax-Exempt   Tax-Exempt
Obligations  Instruments   Federal    Diversified California    New York
 Portfolio    Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
--------------------------------------------------------------------------
$32,812,334  $31,800,182 $165,003,694 $54,068,619 $21,788,292  $5,744,249
--------------------------------------------------------------------------
  2,329,913    2,367,541   11,279,837   5,795,921   2,537,365     635,270
    266,274      270,576    1,289,124     662,391     289,985      72,603
         --           --           --          --          --          --
    127,774      126,908      420,591     139,719     125,588      23,539
      2,152       51,164       92,395     210,344      73,949       5,092
     54,188       51,738       50,521      59,172      54,036      51,428
      9,834        9,834       11,026      10,845      10,660       9,834
     90,628      127,026      293,344      48,148      19,940      30,750
    234,094    1,292,984    1,110,241     111,352      33,838          --
     19,297       24,944       70,840      90,387      30,568       7,270
--------------------------------------------------------------------------
  3,134,154    4,322,715   14,617,919   7,128,279   3,175,929     835,786
         --           --           --          --     (77,882)    (17,287)
--------------------------------------------------------------------------
  3,134,154    4,322,715   14,617,919   7,128,279   3,098,047     818,499
--------------------------------------------------------------------------
 29,678,180   27,477,467  150,385,775  46,940,340  18,690,245   4,925,750
--------------------------------------------------------------------------
      8,167       99,896        5,411       1,140     (30,649)        114
--------------------------------------------------------------------------
$29,686,347  $27,577,363 $150,391,186 $46,941,480 $18,659,596  $4,925,864
--------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                  Prime            Money
                               Obligations         Market         Government
                                Portfolio        Portfolio         Portfolio
                             --------------------------------------------------
From operations:
Net investment income        $    52,551,422  $     84,369,650  $    19,782,686
Net realized gain (loss) on
 investment transactions               2,529                --             (326)
--------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                     52,553,951        84,369,650       19,782,360
--------------------------------------------------------------------------------
Distributions to
 shareholders:
From net investment income
 ILA units                       (45,384,123)      (68,460,223)     (15,599,484)
 ILA Administration units         (1,780,071)       (1,645,299)        (290,075)
 ILA Service units                (4,517,300)      (14,264,059)      (3,892,170)
 ILA Class B units                  (623,673)               --               --
 ILA Class C units                  (248,714)               --               --
 Cash Management shares                  (70)              (69)            (630)
--------------------------------------------------------------------------------
  Total distributions to
   unit/shareholders             (52,553,951)      (84,369,650)     (19,782,359)
--------------------------------------------------------------------------------
From share transactions:
Proceeds from sales of
 unit/shares                   7,836,070,067    12,281,385,755    1,811,769,575
Reinvestment of dividends
 and distributions                45,571,600        84,608,022       15,023,063
Cost of unit/shares
 repurchased                  (7,642,384,057)  (12,325,328,457)  (2,034,953,029)
--------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from share transactions       239,257,610        40,665,320     (208,160,391)
--------------------------------------------------------------------------------
  Total increase (decrease)      239,257,610        40,665,320     (208,160,390)
Net assets:
Beginning of year              1,016,557,790     1,696,994,791      496,669,288
--------------------------------------------------------------------------------
End of year                   $1,255,815,400    $1,737,660,111     $288,508,898
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --               --
--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Treasury          Treasury                          Tax-Exempt       Tax-Exempt
  Obligations       Instruments        Federal         Diversified      California     Tax-Exempt New
   Portfolio         Portfolio        Portfolio         Portfolio        Portfolio     York Portfolio
-------------------------------------------------------------------------------------------------------
$    29,678,180   $    27,477,467  $    150,385,775  $    46,940,340  $    18,690,245  $     4,925,750
          8,167            99,896             5,411            1,140          (30,649)             114
-------------------------------------------------------------------------------------------------------
     29,686,347        27,577,363       150,391,186       46,941,480       18,659,596        4,925,864
-------------------------------------------------------------------------------------------------------
    (24,606,852)      (11,518,920)     (129,728,192)     (45,416,285)     (18,171,355)      (4,390,985)
     (2,625,955)       (3,465,849)       (8,725,681)        (854,367)        (316,939)        (534,693)
     (2,453,540)      (12,595,226)      (11,937,454)        (669,649)        (201,917)             (36)
             --                --                --               --               --               --
             --                --                --               --               --               --
             --                --                --              (39)             (34)             (36)
-------------------------------------------------------------------------------------------------------
    (29,686,347)      (27,579,995)     (150,391,327)     (46,940,340)     (18,690,245)      (4,925,750)
-------------------------------------------------------------------------------------------------------
  3,719,606,593     2,554,504,387    17,348,923,131    9,977,368,160    4,442,494,150    1,075,546,032
     18,136,217        11,896,253       139,921,416       46,434,419       18,936,186        5,033,322
 (3,876,771,086)   (2,850,433,896)  (17,220,292,178)  (9,866,750,232)  (4,114,921,916)  (1,026,571,140)
-------------------------------------------------------------------------------------------------------
   (139,028,276)     (284,033,256)      268,552,369      157,052,347      346,508,420       54,008,214
-------------------------------------------------------------------------------------------------------
   (139,028,276)     (284,035,888)      268,552,228      157,053,487      346,477,771       54,008,328
    850,448,699       847,289,418     3,187,996,038    1,626,646,129      585,131,194      144,133,104
-------------------------------------------------------------------------------------------------------
   $711,420,423      $563,253,530    $3,456,548,266   $1,783,699,616     $931,608,965     $198,141,432
-------------------------------------------------------------------------------------------------------
             --                --                --               --               --               --
-------------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                  Prime            Money
                               Obligations         Market         Government
                              Portfolio(a)      Portfolio(a)     Portfolio(a)
                                      ------------------------------------------
From operations:
Net investment income        $    53,703,342  $     78,102,208  $    24,352,402
Net realized gain on
 investment transactions              27,766             6,924               --
--------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                     53,731,108        78,109,132       24,352,402
--------------------------------------------------------------------------------
Distributions to
 unit/shareholders:
From net investment income
 ILA units                       (46,200,440)      (60,149,271)     (19,247,644)
 ILA Administration units         (1,890,467)      (16,225,977)        (483,492)
 ILA Service units                (5,216,323)       (1,733,835)      (4,621,219)
 ILA B units                        (243,815)               --               --
 ILA C units                        (178,389)               --               --
 ILA Cash Management shares              (49)              (49)             (47)
--------------------------------------------------------------------------------
  Total distributions to
   unit/shareholders             (53,729,483)      (78,109,132)     (24,352,402)
--------------------------------------------------------------------------------
From unit/share
 transactions (at $1.00 per
 unit/share):
Proceeds from sales of
 units/shares                  8,542,913,228    11,101,396,894    2,593,217,390
Reinvestment of dividends
 and distributions                39,783,380        67,128,955       15,532,324
Cost of units/shares
 repurchased                  (8,542,482,500)  (10,605,623,755)  (2,666,528,542)
--------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit/share
   transactions                   40,214,108       562,902,094      (57,778,828)
--------------------------------------------------------------------------------
  Total increase (decrease)       40,215,733       562,902,094      (57,778,828)
Net assets:
Beginning of year                976,342,057     1,134,092,697      554,448,116
--------------------------------------------------------------------------------
End of year                  $ 1,016,557,790  $  1,696,994,791  $   496,669,288
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --  $        18,915
--------------------------------------------------------------------------------

(a) Cash Management share activity commenced May 1, 1998.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Treasury          Treasury                           Tax-Exempt       Tax-Exempt      Tax-Exempt
  Obligations       Instruments        Federal         Diversified       California       New York
   Portfolio         Portfolio        Portfolio        Portfolio(a)     Portfolio(a)    Portfolio(a)
------------------------------------------------------------------------------------------------------
$    37,394,023   $    32,887,361  $    141,739,197  $     53,198,631  $    18,309,330  $   4,031,415
        242,821           324,555            15,167             2,502           99,181          1,846
------------------------------------------------------------------------------------------------------
     37,636,844        33,211,916       141,754,364        53,201,133       18,408,511      4,033,261
------------------------------------------------------------------------------------------------------
    (29,331,672)      (16,191,465)     (114,206,301)      (51,660,082)     (18,277,052)    (3,371,684)
     (4,475,011)       (4,556,321)      (25,838,728)         (689,810)         (32,215)      (659,667)
     (3,830,207)      (12,465,963)       (1,709,577)         (848,712)             (38)           (40)
             --                --                --                --               --             --
             --                --                --                --               --             --
             --                --                --               (27)             (25)           (26)
------------------------------------------------------------------------------------------------------
    (37,636,890)      (33,213,749)     (141,754,606)      (53,198,631)     (18,309,330)    (4,031,417)
------------------------------------------------------------------------------------------------------
  5,414,225,682     3,212,265,317    15,359,171,878    11,082,316,241    3,338,558,136    947,508,619
     17,325,155        14,415,252       114,243,618        47,224,255       17,860,837      3,885,716
 (5,399,775,367)   (3,103,700,860)  (14,900,519,079)  (11,040,862,707)  (3,362,752,135)  (942,145,315)
------------------------------------------------------------------------------------------------------
     31,775,470       122,979,709       572,896,417        88,677,789       (6,333,162)     9,249,020
------------------------------------------------------------------------------------------------------
     31,775,424       122,977,876       572,896,175        88,680,291       (6,233,981)     9,250,864
    818,673,275       724,311,542     2,615,099,863     1,537,965,838      591,365,175    134,882,240
------------------------------------------------------------------------------------------------------
$   850,448,699   $   847,289,418  $  3,187,996,038  $  1,626,646,129  $   585,131,194  $ 144,133,104
------------------------------------------------------------------------------------------------------
             --                --  $          3,219  $        362,642  $        10,495  $       1,632
------------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1999
---------------------------------------  ---------------------------------------
1. Organization
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs-- Institutional Liquid Assets Portfolios, collectively "ILA," or individually, a "portfolio." ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes of units/shares:

                                                       ILA       ILA         ILA
                              ILA           ILA       Class     Class        Cash
                 ILA      Administra-     Service       B         C       Management
 Portfolio      Units     tion Units       Units      Units     Units       Shares
Prime
 Obligations       x            x             x          x         x           x
------------------------------------------------------------------------------------
Money Market       x            x             x                                x
------------------------------------------------------------------------------------
Government         x            x             x                                x
------------------------------------------------------------------------------------
Treasury
 Obligations       x            x             x
------------------------------------------------------------------------------------
Treasury
 Instruments       x            x             x
------------------------------------------------------------------------------------
Federal            x            x             x
------------------------------------------------------------------------------------
Tax-Exempt
 Diversified       x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 California        x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 New York          x            x             x                                x

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. Tax-Exempt portfolios seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation--
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

2. Significant Accounting Policies (continued)
 At December 31, 1999 (tax year end), the following Portfolios had capital loss carryforwards for U.S. federal tax purposes of approximately:

                                   Years of
   Portfolio             Amount   Expiration
   ---------            -------- ------------
Tax-Exempt Diversified  $146,000 2001 to 2005
Tax-Exempt California     31,000         2007

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
 The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Expenses--
Expenses incurred by the Portfolios which do not specifically relate to an individual Portfolio of ILA are generally allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
 Unitholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and Cash Management share classes bear all expenses and fees paid to service organizations. Each class of units/shares of the Portfolios separately bears its respective class-specific transfer agency fees.

E. Segregation Transactions--
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions the Portfolios are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. Agreements
Goldman Sachs Asset Management ("GSAM"), a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser (the "Adviser") pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to the general supervision by the Trust's Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Portfolio's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each Portfolio's average daily net assets.
 Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $800 for the year ended December 31, 1999.
 GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding distribution and service fees, administration, cash management and service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) on an annualized basis to approximately .43% of the average net assets of each Portfolio.
 The chart below outlines the expense reimbursements for the year ended December 31, 1999 (in thousands):

                                                                   Expense
     Portfolio                                                  Reimbursements
Prime Obligations                                                    $42
------------------------------------------------------------------------------
Government                                                            91
------------------------------------------------------------------------------
Tax-Exempt New York                                                   17

 In addition, the Tax-Exempt California Portfolio has entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolio's expenses, for the year ended December 31, 1999, the Tax-Exempt California Portfolio's custody fees were reduced by approximately $77,882 respectively, under such arrangements.
 The Trust, on behalf of each Portfolio that offers Class B units, Class C units, and Cash Management shares, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C units and .50% of the

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1999
---------------------------------------  ---------------------------------------
3. Agreements (continued)
average daily net assets attributable to Cash Management shares. GSAM has voluntarily agreed to waive a portion of the Distribution and Service fees equal to .43%, on an annual basis, of the average daily net assets attributable to Cash Management shares.
 Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of .04% of the average daily net assets of each class.
 The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration units, ILA Service units and ILA
Cash Management shares, respectively, to compensate service organizations for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units.
The Administration, Service and Cash Management shares Plans provide for compensation to the service organizations in an amount up to .15%, .40% and
 .50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.
 At December 31, 1999, the amounts owed to affiliates were as follows (in thousands):

                                           Distribution             Transfer
 Portfolio          Management             and Service               Agent               Total
Prime
 Obligations           $339                    $21                    $15                  $375
-----------------------------------------------------------------------------------------------
Money
 Market                 535                     --                     61                   596
-----------------------------------------------------------------------------------------------
Government              100                     --                     11                   111
-----------------------------------------------------------------------------------------------
Treasury
 Obligations            161                     --                     19                   180
-----------------------------------------------------------------------------------------------
Treasury
 Instruments            179                     --                     20                   199
-----------------------------------------------------------------------------------------------
Federal               1,003                     --                    115                 1,118
-----------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified            525                     --                     60                   585
-----------------------------------------------------------------------------------------------
Tax-Exempt
 California             266                     --                     31                   297
-----------------------------------------------------------------------------------------------
Tax-Exempt
 New York                56                     --                      6                    62

4. Line of Credit Facility
The Portfolios participated in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must have owned securities having a market value in excess of 300% of the total bank borrowings. Effective April 30, 1999, under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. Effective November 30, 1999, the Portfolios also participate in a $250,000,000 committed facility. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of commitment which has not been utilized. During the year ended December 31, 1999, the Portfolios did not have any borrowings under any of these facilities.

5. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio's custodian.

6. Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
 At December 31, 1999, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following joint repurchase agreement account, which equaled $351,400,000, $263,900,000, $21,400,000 and $197,700,000 in principal amount, respectively. At December 31, 1999, the

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
6. Joint Repurchase Agreement Accounts (continued) repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

  Principal             Interest                    Maturity                      Amortized
   Amount                 Rate                        Date                           Cost
----------------------------------------------------------------------------------------------
Barclays Bank
$ 150,000,000             5.50%                    01/03/2000                   $  150,000,000
Barclays Bank
  713,200,000             2.75                     01/03/2000                      713,200,000
Donaldson, Lufkin & Jenrette, Inc.
1,500,000,000             2.50                     01/03/2000                    1,500,000,000
Goldman, Sachs & Co.
  500,000,000             2.00                     01/03/2000                      500,000,000
SBC Warburg Dillon Read Corp.
1,275,000,000             2.50                     01/03/2000                    1,275,000,000
----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                        $4,138,200,000
----------------------------------------------------------------------------------------------

At December 31, 1999, the Prime Obligations and Money Market Portfolios had undivided interests in the following joint repurchase agreement account II, which equaled $50,000,000 and $50,000,000 in principal amount, respectively. At December 31, 1999, the repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Banc of America Securities
$700,000,000             3.10%                    01/03/2000                   $  700,000,000
Chase Manhattan Bank
 340,000,000             3.15                     01/03/2000                      340,000,000
Morgan Stanley & Co.
 501,500,000             3.25                     01/03/2000                      501,500,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account II                                    $1,541,500,000
---------------------------------------------------------------------------------------------

7. Other Matters
Pursuant to a Securities and Exchange Commission exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

8. Certain Reclassifications
In accordance with Statement of Positions 93-2, the Government Portfolio has reclassified $18,916 from accumulated undistributed net investment income to paid-in capital. The Federal Portfolio has reclassified $3,078 and $141 to paid-in-capital and accumulated net realized gain, respectively from accumulated undistributed net investment income. The Tax-Exempt Diversified Portfolio has reclassified $362,642 from accumulated undistributed net investment income to paid-in capital. The Tax-Exempt California Portfolio has reclassified $10,495 from accumulated undistributed net investment income to paid in capital. The Tax-Exempt New York Portfolio has reclassified $1,632 from accumulated undistributed net investment income to accumulated net realized loss. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

9. Change In Independent Auditor
On October 26, 1999, the Board of Trustees of the Portfolios, upon the recommendation of the Board's audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Portfolio independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1999
--------------------------------------------------------------------------------
10. Summary of Unit Transactions (at $1.00 per unit/share)

 Unit/share activity for the year ended December 31, 1999 is as follows:

                                   Prime
                                Obligations     Money Market     Government
                                 Portfolio       Portfolio       Portfolio
------------------------------------------------------------------------------
ILA units:
Units sold                      6,187,318,969   8,475,508,367   1,555,372,030
Reinvestment of dividends and
 distributions                     38,954,021      68,634,390      10,825,271
Units repurchased              (5,968,349,686) (8,547,694,426) (1,744,205,159)
                                ----------------------------------------------
                                  257,923,304      (3,551,669)   (178,007,858)
------------------------------------------------------------------------------
ILA Administration units:
Units sold                        341,083,548     316,803,676      14,714,311
Reinvestment of dividends and
 distributions                      1,643,764       2,932,445         225,705
Units repurchased                (340,712,788)   (627,102,159)    (19,357,060)
                                ----------------------------------------------
                                    2,014,524    (307,366,038)     (4,417,044)
------------------------------------------------------------------------------
ILA Service units:
Units sold                      1,193,649,187   3,489,073,712     241,083,651
Reinvestment of dividends and
 distributions                      4,150,597      13,041,115       3,971,441
Units repurchased              (1,224,133,407) (3,150,531,872)   (270,941,573)
                                ----------------------------------------------
                                  (26,333,623)    351,582,955     (25,886,481)
------------------------------------------------------------------------------
ILA Class B units:
Units sold                         33,484,399              --              --
Reinvestment of dividends and
 distributions                        599,021              --              --
Units repurchased                 (29,051,583)             --              --
                                ----------------------------------------------
                                    5,031,837              --              --
------------------------------------------------------------------------------
ILA Class C units:
Units sold                         80,533,964              --              --
Reinvestment of dividends and
 distributions                        224,125              --              --
Units repurchased                 (80,136,593)             --              --
                                ----------------------------------------------
                                      621,496              --              --
------------------------------------------------------------------------------
Cash Management shares:
Shares sold                                --              --         599,583
Reinvestment of dividends and
 distributions                             72              72             646
Shares repurchased                         --              --        (449,237)
                                ----------------------------------------------
                                           72              72         150,992
------------------------------------------------------------------------------
Net increase (decrease) in
 units/shares                     239,257,610      40,665,320    (208,160,391)
------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Treasury         Treasury                        Tax-Exempt      Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal       Diversified      California      New York
    Portfolio        Portfolio        Portfolio       Portfolio       Portfolio      Portfolio
-------------------------------------------------------------------------------------------------
   2,851,391,276    1,369,486,465   14,102,514,033   9,797,647,273   4,216,788,421   786,706,635
      17,509,450       10,298,349      127,217,288      45,733,373      18,866,994     4,455,370
  (3,199,058,228)  (1,496,646,180) (13,684,083,018) (9,671,043,644) (3,924,772,626) (753,410,503)
-------------------------------------------------------------------------------------------------
    (330,157,502)    (116,861,366)     545,648,303     172,337,002     310,882,789    37,751,502
-------------------------------------------------------------------------------------------------

     447,866,712      329,112,577      439,630,230     118,571,986     103,554,699   288,839,397
         591,471        1,575,091        2,314,512          69,283          69,121       577,876
    (486,656,745)    (430,207,218)    (949,431,515)   (117,066,866)    (95,225,456) (273,160,637)
-------------------------------------------------------------------------------------------------
     (38,198,562)     (99,519,550)    (507,486,773)      1,574,403       8,398,364    16,256,636
-------------------------------------------------------------------------------------------------

     420,348,605      855,905,345    2,806,778,868      61,148,901     122,151,030            --
          35,296           22,813       10,389,616         631,725              37            40
    (191,056,113)    (923,580,498)  (2,586,777,645)    (78,639,722)    (94,923,834)           --
-------------------------------------------------------------------------------------------------
     229,327,788      (67,652,340)     230,390,839     (16,859,096)     27,227,233            40
-------------------------------------------------------------------------------------------------

              --               --               --              --              --            --
              --               --               --              --              --            --
              --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
              --               --               --              --              --            --
-------------------------------------------------------------------------------------------------

              --               --               --              --              --            --
              --               --               --              --              --            --
              --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
              --               --               --              --              --            --
-------------------------------------------------------------------------------------------------

              --               --               --              --              --            --
              --               --               --              38              34            36
              --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
              --               --               --              38              34            36
-------------------------------------------------------------------------------------------------
    (139,028,276)    (284,033,256)     268,552,369     157,052,347     346,508,420    54,008,214
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1999
--------------------------------------------------------------------------------
10. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)

 Unit/share activity for the year ended December 31, 1998 is as follows:

                                  Prime           Money
                               Obligations        Market        Government
                                Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------
  ILA units:
  Units sold                   6,177,432,624   7,328,543,666   2,248,582,578
  Reinvestment of dividends
   and distributions              33,879,763      50,879,300      11,318,661
  Units repurchased           (6,240,532,870) (6,835,202,589) (2,337,115,041)
                              ----------------------------------------------
                                 (29,220,483)    544,220,377     (77,213,802)
  ---------------------------------------------------------------------------
  ILA Administration units:
  Units sold                     406,909,760   3,620,680,668      27,916,421
  Reinvestment of dividends
   and distributions               1,717,460      15,903,189         267,130
  Units repurchased             (397,939,174) (3,629,736,620)    (30,683,670)
                              ----------------------------------------------
                                  10,688,046       6,847,237      (2,500,119)
  ---------------------------------------------------------------------------
  ILA Service units:
  Units sold                   1,818,720,552     152,171,059     316,716,890
  Reinvestment of dividends
   and distributions               3,921,578         346,424       3,946,493
  Units repurchased           (1,781,652,723)   (140,684,546)   (298,729,831)
                              ----------------------------------------------
                                  40,989,407      11,832,937      21,933,552
  ---------------------------------------------------------------------------
  ILA Class B units:
  Units sold                      29,480,688              --              --
  Reinvestment of dividends
   and distributions                 179,458              --              --
  Units repurchased              (16,822,007)             --              --
                              ----------------------------------------------
                                  12,838,139              --              --
  ---------------------------------------------------------------------------
  ILA Class C units:
  Units sold                     110,368,103              --              --
  Reinvestment of dividends
   and distributions                  85,079              --              --
  Units repurchased             (105,535,726)             --              --
                              ----------------------------------------------
                                   4,917,456              --              --
  ---------------------------------------------------------------------------
  Cash Management shares:(a)
  Shares sold                          1,501           1,501           1,501
  Reinvestment of dividends
   and distributions                      42              42              40
  Shares repurchased                      --              --              --
                              ----------------------------------------------
                                       1,543           1,543           1,541
  ---------------------------------------------------------------------------
  Net increase (decrease) in
   units/shares                   40,214,108     562,902,094     (57,778,828)
  ---------------------------------------------------------------------------

(a) Cash Management shares activity commenced May 1, 1998.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Treasury         Treasury                        Tax-Exempt       Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal        Diversified      California      New York
    Portfolio        Portfolio        Portfolio        Portfolio       Portfolio      Portfolio
--------------------------------------------------------------------------------------------------
   4,007,287,255    1,803,189,385   11,530,501,990   10,877,493,043   3,322,147,594   649,511,937
      16,031,743       13,367,625       98,365,419       46,502,366      17,860,780     3,220,163
  (3,879,141,368)  (1,805,323,856) (11,053,721,006) (10,841,198,835) (3,346,494,972) (633,071,531)
--------------------------------------------------------------------------------------------------
     144,177,630       11,233,154      575,146,403       82,796,574      (6,486,598)   19,660,569
--------------------------------------------------------------------------------------------------
     734,426,070      445,049,864    3,555,390,187      119,262,415      16,409,041   297,995,181
         560,922          997,460       15,683,011           98,573              --       665,491
    (778,684,770)    (413,030,451)  (3,592,776,813)    (120,818,081)    (16,257,163) (309,073,784)
--------------------------------------------------------------------------------------------------
     (43,697,778)      33,016,873      (21,703,615)      (1,457,093)        151,878   (10,413,112)
--------------------------------------------------------------------------------------------------
     672,512,357      964,026,068      273,279,701       85,559,282              --            --
         732,490           50,167          195,188          623,293              37            40
    (741,949,229)    (885,346,553)    (254,021,260)     (78,845,791)             --            --
--------------------------------------------------------------------------------------------------
     (68,704,382)      78,729,682       19,453,629        7,336,784              37            40
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
              --               --               --               --              --            --
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
              --               --               --               --              --            --
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --            1,501           1,501         1,501
              --               --               --               23              20            22
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --            1,524           1,521         1,523
--------------------------------------------------------------------------------------------------
      31,775,470      122,979,709      572,896,417       88,677,789      (6,333,162)    9,249,020
--------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end of   expenses to   income to
                  beginning investment   to unit/       end      Total      period   average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..    $1.00     $0.05       $(0.05)      $1.00     4.90%    $1,095,109     0.43%        4.79%
1999-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.74         40,850     0.58         4.65
1999-ILA Service
units...........     1.00      0.04        (0.04)       1.00     4.48         92,975     0.83         4.33
1999-ILA B
units...........     1.00      0.04        (0.04)       1.00     3.86         19,444     1.43         3.83
1999-ILA C
units...........     1.00      0.04        (0.04)       1.00     3.86          7,436     1.43         3.76
1999-Cash
Management
shares..........     1.00      0.04        (0.04)       1.00     4.30              1     1.00         4.44
--------------------------------------------------------------------------------------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.32        837,185     0.43         5.19
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.16         38,836     0.58         5.05
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.90        119,309     0.83         4.79
1998-ILA B
units...........     1.00      0.04        (0.04)       1.00     4.27         14,412     1.43         4.07
1998-ILA C
units...........     1.00      0.04        (0.04)       1.00     4.27          6,814     1.43         4.13
1998-Cash
Management
shares
(commenced
May 1)..........     1.00      0.03        (0.03)       1.00     4.69(c)           2     0.93(c)      4.81(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.38        866,445     0.42         5.24
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.22         28,110     0.57         5.11
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.96         78,316     0.82         4.85
1997-ILA B
units...........     1.00      0.04        (0.04)       1.00     4.33          1,574     1.42         4.33
1997-ILA C units
(commenced
August 15)......     1.00      0.04        (0.04)       1.00     4.41(c)       1,897     1.42(c)      4.39(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.22      1,154,787     0.41         5.11
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.06         23,738     0.56         4.97
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.80         84,707     0.81         4.74
1996-ILA B units
(commenced
May 8)..........     1.00      0.03        (0.03)       1.00     3.97(c)         346     1.41(c)      4.09(c)
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.79      1,261,251     0.41         5.66
1995-ILA
Administration
units...........     1.00      0.06        (0.06)       1.00     5.63         63,018     0.56         5.51
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.37        227,233     0.81         5.22
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..     0.43%        4.79%
1999-ILA
Administration
units...........     0.58         4.65
1999-ILA Service
units...........     0.83         4.33
1999-ILA B
units...........     1.43         3.83
1999-ILA C
units...........     1.43         3.76
1999-Cash
Management
shares..........     1.43         4.01
--------------------------------------------------------------------------------------------------------------
1998-ILA units..     0.43         5.19
1998-ILA
Administration
units...........     0.58         5.05
1998-ILA Service
units...........     0.83         4.79
1998-ILA B
units...........     1.43         4.07
1998-ILA C
units...........     1.43         4.13
1998-Cash
Management
shares
(commenced
May 1)..........     1.43(c)      4.31(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     0.43         5.23
1997-ILA
Administration
units...........     0.58         5.10
1997-ILA Service
units...........     0.83         4.84
1997-ILA B
units...........     1.43         4.32
1997-ILA C units
(commenced
August 15)......     1.43(c)      4.38(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     0.43         5.09
1996-ILA
Administration
units...........     0.58         4.95
1996-ILA Service
units...........     0.83         4.72
1996-ILA B units
(commenced
May 8)..........     1.43(c)      4.07(c)
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     0.43         5.64
1995-ILA
Administration
units...........     0.58         5.49
1995-ILA Service
units...........     0.83         5.20

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                                                                                Net                  Ratio of net
                     Net asset                          Net asset            assets at  Ratio of net  investment
                     value at     Net     Distributions value at                end     expenses to   income to
                     beginning investment   to unit/       end      Total    of period  average net  average net
                     of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..       $1.00     $0.05       $(0.05)      $1.00     4.92%    $1,346,765     0.41%        4.80%
1999-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     4.76          6,961     0.56         4.64
1999-ILA Service
units...........        1.00      0.04        (0.04)       1.00     4.50        383,932     0.81         4.42
1999-Cash
Management
shares..........        1.00      0.04        (0.04)       1.00     4.32              2     0.98         4.37
-----------------------------------------------------------------------------------------------------------------
1998-ILA units..        1.00      0.05        (0.05)       1.00     5.33      1,350,317     0.40         5.17
1998-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.17        314,327     0.55         5.04
1998-ILA Service
units...........        1.00      0.05        (0.05)       1.00     4.91         32,349     0.80         4.79
1998-Cash
Management
shares
(commenced May 1)..     1.00      0.03        (0.03)       1.00     4.69(c)           2     0.90(c)      4.80(c)
-----------------------------------------------------------------------------------------------------------------
1997-ILA units..        1.00      0.05        (0.05)       1.00     5.43        806,096     0.37         5.31
1997-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.28        307,480     0.52         5.15
1997-ILA Service
units...........        1.00      0.05        (0.05)       1.00     5.01         20,517     0.77         4.90
-----------------------------------------------------------------------------------------------------------------
1996-ILA units..        1.00      0.05        (0.05)       1.00     5.27        703,097     0.36         5.15
1996-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.12        257,258     0.51         5.00
1996-ILA Service
units...........        1.00      0.05        (0.05)       1.00     4.86         28,845     0.76         4.75
-----------------------------------------------------------------------------------------------------------------
1995-ILA units..        1.00      0.06        (0.06)       1.00     5.85        574,155     0.36         5.71
1995-ILA
Administration
units...........        1.00      0.06        (0.06)       1.00     5.69        164,422     0.51         5.55
1995-ILA Service
units...........        1.00      0.05        (0.05)       1.00     5.43         23,080     0.76         5.29
                        Ratios assuming no
                      waiver of fees and no
                       expense limitations
                     ------------------------
                                 Ratio of net
                      Ratio of    investment
                     expenses to  income to
                     average net average net
                       assets       assets
                      -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..        0.41%        4.80%
1999-ILA
Administration
units...........        0.56         4.64
1999-ILA Service
units...........        0.81         4.42
1999-Cash
Management
shares..........        1.41         3.94
-----------------------------------------------------------------------------------------------------------------
1998-ILA units..        0.43         5.14
1998-ILA
Administration
units...........        0.58         5.01
1998-ILA Service
units...........        0.83         4.76
1998-Cash
Management
shares
(commenced May 1)..     1.43(c)      4.27(c)
-----------------------------------------------------------------------------------------------------------------
1997-ILA units..        0.42         5.26
1997-ILA
Administration
units...........        0.57         5.10
1997-ILA Service
units...........        0.82         4.85
-----------------------------------------------------------------------------------------------------------------
1996-ILA units..        0.43         5.08
1996-ILA
Administration
units...........        0.58         4.93
1996-ILA Service
units...........        0.83         4.68
-----------------------------------------------------------------------------------------------------------------
1995-ILA units..        0.42         5.65
1995-ILA
Administration
units...........        0.57         5.49
1995-ILA Service
units...........        0.82         5.23

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment   to unit/       end      Total    of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..    $1.00     $0.05       $(0.05)      $1.00     4.77%     $205,244      0.43%        4.64%
1999-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.61         3,265      0.58         4.42
1999-ILA Service
units...........     1.00      0.04        (0.04)       1.00     4.35        79,847      0.83         4.24
1999-Cash
Management
shares..........     1.00      0.04        (0.04)       1.00     4.18           153      1.00         4.68
--------------------------------------------------------------------------------------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.21       383,243      0.43         5.09
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.05         7,692      0.58         4.94
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.79       105,732      0.83         4.67
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     4.57(c)          2      0.93(c)      4.60(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.31       460,457      0.42         5.16
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.15        10,192      0.57         4.98
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.89        83,799      0.82         4.78
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.15       694,651      0.41         5.04
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.99        36,055      0.56         4.89
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.73        94,228      0.81         4.63
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.77       570,469      0.41         5.62
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.62        47,558      0.56         5.49
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.35        85,401      0.81         5.19
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..      0.45%        4.62%
1999-ILA
Administration
units...........      0.60         4.40
1999-ILA Service
units...........      0.85         4.22
1999-Cash
Management
shares..........      1.45         4.23
--------------------------------------------------------------------------------------------------------------
1998-ILA units..      0.45         5.07
1998-ILA
Administration
units...........      0.60         4.92
1998-ILA Service
units...........      0.85         4.65
1998-Cash
Management
shares
(commenced May
1)..............      1.45(c)      4.08(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         5.16
1997-ILA
Administration
units...........      0.57         4.98
1997-ILA Service
units...........      0.82         4.78
--------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.44         5.01
1996-ILA
Administration
units...........      0.59         4.86
1996-ILA Service
units...........      0.84         4.60
--------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.60
1995-ILA
Administration
units...........      0.58         5.47
1995-ILA Service
units...........      0.83         5.17

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)   unitholders  of period return(b) (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..    $1.00     $0.05       $(0.05)      $1.00     4.63%    $404,299      0.42%        4.50%
1999-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     4.48       42,334      0.57         4.35
1999-ILA Service
units...........     1.00      0.04        (0.04)       1.00     4.22      264,787      0.82         4.19
-------------------------------------------------------------------------------------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.15      734,553      0.42         4.96
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.99       80,464      0.57         4.88
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.73       35,432      0.82         4.67
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.26      590,381      0.42         5.12
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.10      124,159      0.57         4.99
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.84      104,133      0.82         4.73
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.11      574,734      0.41         4.98
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.95      108,850      0.56         4.83
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.69      123,483      0.81         4.59
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.73      711,209      0.41         5.51
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.57       92,643      0.56         5.37
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.31      119,692      0.81         5.11
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..      0.42%        4.50%
1999-ILA
Administration
units...........      0.57         4.35
1999-ILA Service
units...........      0.82         4.19
-------------------------------------------------------------------------------------------------------------
1998-ILA units..      0.43         4.95
1998-ILA
Administration
units...........      0.58         4.87
1998-ILA Service
units...........      0.83         4.66
-------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         5.12
1997-ILA
Administration
units...........      0.57         4.99
1997-ILA Service
units...........      0.82         4.73
-------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.96
1996-ILA
Administration
units...........      0.58         4.81
1996-ILA Service
units...........      0.83         4.57
-------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.49
1995-ILA
Administration
units...........      0.58         5.35
1995-ILA Service
units...........      0.83         5.09

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)   unitholders  of period return(b) (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years
Ended December
31,
--------------
1999-ILA units..    $1.00     $0.04       $(0.04)      $1.00     4.38%    $224,609      0.43%        4.29%
1999-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     4.22       32,162      0.58         4.09
1999-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.96      306,483      0.83         3.90
-------------------------------------------------------------------------------------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     4.96      341,476      0.30         4.83
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.80      131,685      0.45         4.68
1998-ILA Service
units...........     1.00      0.04        (0.04)       1.00     4.54      374,128      0.70         4.43
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.17      330,241      0.22         5.02
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.01       98,667      0.37         4.88
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.75      295,404      0.62         4.63
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.10      708,999      0.21         4.96
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.95      137,706      0.36         4.82
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.68      383,901      0.61         4.56
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.70      586,294      0.21         5.50
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.54       68,713      0.36         5.34
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.28      123,254      0.61         5.00
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ---------------------------------------------------------------------------------------
For the Years
Ended December
31,
--------------
1999-ILA units..      0.43%        4.29%
1999-ILA
Administration
units...........      0.58         4.09
1999-ILA Service
units...........      0.83         3.90
-------------------------------------------------------------------------------------------------------------
1998-ILA units..      0.43         4.70
1998-ILA
Administration
units...........      0.58         4.55
1998-ILA Service
units...........      0.83         4.30
-------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         4.82
1997-ILA
Administration
units...........      0.57         4.68
1997-ILA Service
units...........      0.82         4.43
-------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.74
1996-ILA
Administration
units...........      0.58         4.60
1996-ILA Service
units...........      0.83         4.34
-------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.44         5.27
1995-ILA
Administration
units...........      0.59         5.11
1995-ILA Service
units...........      0.84         4.77

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)   unitholders  of period return(b) (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..    $1.00     $0.05       $(0.05)      $1.00     4.81%   $3,171,330     0.41%        4.72%
1999-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.66           836     0.56         4.46
1999-ILA Service
units...........     1.00      0.04        (0.04)       1.00     4.39       284,382     0.81         4.30
-------------------------------------------------------------------------------------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.25     2,625,705     0.34         5.10
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.09       508,297     0.49         4.97
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.83        53,994     0.74         4.71
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.40     2,050,559     0.27         5.26
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.24       530,001     0.42         5.11
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.98        34,540     0.67         4.83
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.24     2,303,677     0.26         5.13
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.09       794,537     0.41         4.98
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.83       192,416     0.66         4.73
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.83     1,731,935     0.26         5.69
1995-ILA
Administration
units...........     1.00      0.06        (0.06)       1.00     5.67       516,917     0.41         5.50
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.41       102,576     0.66         5.22
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..      0.41%        4.72%
1999-ILA
Administration
units...........      0.56         4.46
1999-ILA Service
units...........      0.81         4.30
-------------------------------------------------------------------------------------------------------------
1998-ILA units..      0.42         5.02
1998-ILA
Administration
units...........      0.57         4.89
1998-ILA Service
units...........      0.82         4.63
-------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.41         5.12
1997-ILA
Administration
units...........      0.56         4.97
1997-ILA Service
units...........      0.81         4.69
-------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.96
1996-ILA
Administration
units...........      0.58         4.81
1996-ILA Service
units...........      0.83         4.56
-------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.42         5.53
1995-ILA
Administration
units...........      0.57         5.34
1995-ILA Service
units...........      0.82         5.06

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end of   expenses to   income to
                  beginning investment   to unit/       end      Total      period   average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..    $1.00     $0.03       $(0.03)      $1.00     2.89%    $1,734,623     0.42%        2.85%
1999-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     2.73         28,084     0.57         2.66
1999-ILA Service
units...........     1.00      0.02        (0.02)       1.00     2.48         20,991     0.82         2.41
1999-Cash
Management
shares..........     1.00      0.02        (0.02)       1.00     2.30              2     0.99         2.51
--------------------------------------------------------------------------------------------------------------
1998-ILA units..     1.00      0.03        (0.03)       1.00     3.17      1,562,285     0.35         3.12
1998-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.02         26,509     0.50         2.98
1998-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.76         37,850     0.75         2.72
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     2.61(c)           2     0.85(c)      2.66(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)       1.00     3.39      1,479,486     0.32         3.33
1997-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.23         27,967     0.47         3.16
1997-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.97         30,513     0.72         2.97
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)       1.00     3.25      1,514,443     0.31         3.20
1996-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.09         59,097     0.46         3.06
1996-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.84         28,921     0.71         2.79
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.04        (0.04)       1.00     3.72      1,342,585     0.31         3.65
1995-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.57         48,773     0.46         3.51
1995-ILA Service
units...........     1.00      0.03        (0.03)       1.00     3.31         49,647     0.71         3.24
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..     0.42%        2.85%
1999-ILA
Administration
units...........     0.57         2.66
1999-ILA Service
units...........     0.82         2.41
1999-Cash
Management
shares..........     1.42         2.08
--------------------------------------------------------------------------------------------------------------
1998-ILA units..     0.41         3.06
1998-ILA
Administration
units...........     0.56         2.92
1998-ILA Service
units...........     0.81         2.66
1998-Cash
Management
shares
(commenced May
1)..............     1.41(c)      2.10(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     0.41         3.24
1997-ILA
Administration
units...........     0.56         3.07
1997-ILA Service
units...........     0.81         2.88
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     0.41         3.10
1996-ILA
Administration
units...........     0.56         2.96
1996-ILA Service
units...........     0.81         2.69
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     0.42         3.54
1995-ILA
Administration
units...........     0.57         3.40
1995-ILA Service
units...........     0.82         3.13

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                         Net asset            assets at  Ratio of net  investment
                  value at     Net     Distribution value at               end of   expenses to   income to
                  beginning investment   to unit/      end      Total      period   average net  average net
                  of period income(a)  shareholders of period return(b)  (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..    $1.00     $0.03       $(0.03)     $1.00     2.60%     $895,469      0.42%        2.58%
1999-ILA
Administration
units...........     1.00      0.02        (0.02)      1.00     2.45         8,910      0.57         2.38
1999-ILA Service
units...........     1.00      0.02        (0.02)      1.00     2.19        27,229      0.82         2.39
1999-Cash
Management
shares..........     1.00      0.02        (0.02)      1.00     2.02             1      0.99         2.15
-------------------------------------------------------------------------------------------------------------
1998-ILA units..     1.00      0.03        (0.03)      1.00     2.84       584,615      0.41         2.79
1998-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     2.68           512      0.56         2.84
1998-ILA Service
units...........     1.00      0.02        (0.02)      1.00     2.43             2      0.81         2.48
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)      1.00     2.25(c)          2      0.91(c)      2.37(c)
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)      1.00     3.15       591,003      0.42         3.10
1997-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     3.00           360      0.57         2.98
1997-ILA Service
units (Re-
commenced
September 1)....     1.00      0.01        (0.01)      1.00     2.87(c)          2      0.82(c)      2.90(c)
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)      1.00     3.03       440,476      0.41         2.99
1996-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     2.88           142      0.56         2.84
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.03        (0.03)      1.00     3.55       346,728      0.41         3.49
1995-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     3.40            61      0.56         3.32
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..     0.42%        2.58%
1999-ILA
Administration
units...........     0.57         2.38
1999-ILA Service
units...........     0.82         2.39
1999-Cash
Management
shares..........     1.42         1.72
-------------------------------------------------------------------------------------------------------------
1998-ILA units..     0.41         2.79
1998-ILA
Administration
units...........     0.56         2.84
1998-ILA Service
units...........     0.81         2.48
1998-Cash
Management
shares
(commenced May
1)..............     1.41(c)      1.87(c)
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     0.42         3.10
1997-ILA
Administration
units...........     0.57         2.98
1997-ILA Service
units (Re-
commenced
September 1)....     0.82(c)      2.90(c)
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     0.42         2.98
1996-ILA
Administration
units...........     0.57         2.83
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     0.41         3.49
1995-ILA
Administration
units...........     0.56         3.32

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                                                                                             Net                  Ratio of net
                                  Net asset                          Net asset            assets at  Ratio of net  investment
                                  value at     Net     Distributions value at                end     expenses to   income to
                                  beginning investment   to unit/       end      Total    of period  average net  average net
                                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..                    $1.00     $0.03       $(0.03)      $1.00     2.76%     $160,301      0.43%        2.73%
1999-ILA
Administration
units...........                     1.00      0.03        (0.03)       1.00     2.60        37,836      0.58         2.61
1999-ILA Service
units...........                     1.00      0.02        (0.02)       1.00     2.35             2      0.83         2.29
1999-Cash
Management
shares..........                     1.00      0.02        (0.02)       1.00     2.17             2      1.00         2.34
------------------------------------------------------------------------------------------------------------------------------
1998-ILA units..                     1.00      0.03        (0.03)       1.00     3.02       122,550      0.36         2.96
1998-ILA
Administration
units...........                     1.00      0.03        (0.03)       1.00     2.87        21,580      0.51         2.85
1998-ILA Service
units...........                     1.00      0.03        (0.03)       1.00     2.61             2      0.76         2.61
1998-Cash
Management
shares (commenced May 1)..           1.00      0.02        (0.02)       1.00     2.46(c)          1      0.86(c)      2.56(c)
------------------------------------------------------------------------------------------------------------------------------
1997-ILA units..                     1.00      0.03        (0.03)       1.00     3.29       102,887      0.33         3.24
1997-ILA
Administration
units...........                     1.00      0.03        (0.03)       1.00     3.14        31,993      0.48         3.09
1997-ILA Service
units (commenced
September 15)...                     1.00      0.01        (0.01)       1.00     3.02(c)          2      0.73(c)      3.04(c)
------------------------------------------------------------------------------------------------------------------------------
1996-ILA units..                     1.00      0.03        (0.03)       1.00     3.05        70,175      0.32         3.01
1996-ILA
Administration
units...........                     1.00      0.03        (0.03)       1.00     2.90        44,319      0.47         2.88
------------------------------------------------------------------------------------------------------------------------------
1995-ILA units..                     1.00      0.03        (0.03)       1.00     3.51        90,537      0.30         3.44
1995-ILA
Administration
units...........                     1.00      0.03        (0.03)       1.00     3.35        26,724      0.45         3.28
                                     Ratios assuming no
                                   waiver of fees and no
                                    expense limitations
                                  ------------------------
                                              Ratio of net
                                   Ratio of    investment
                                  expenses to  income to
                                  average net average net
                                    assets       assets
                      ----------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-ILA units..                     0.44%        2.72%
1999-ILA
Administration
units...........                     0.59         2.60
1999-ILA Service
units...........                     0.84         2.28
1999-Cash
Management
shares..........                     1.44         1.90
------------------------------------------------------------------------------------------------------------------------------
1998-ILA units..                     0.51         2.81
1998-ILA
Administration
units...........                     0.66         2.70
1998-ILA Service
units...........                     0.91         2.46
1998-Cash
Management
shares (commenced May 1)..           1.51(c)      1.91(c)
------------------------------------------------------------------------------------------------------------------------------
1997-ILA units..                     0.43         3.14
1997-ILA
Administration
units...........                     0.58         2.99
1997-ILA Service
units (commenced
September 15)...                     0.83(c)      2.94(c)
------------------------------------------------------------------------------------------------------------------------------
1996-ILA units..                     0.43         2.90
1996-ILA
Administration
units...........                     0.58         2.77
------------------------------------------------------------------------------------------------------------------------------
1995-ILA units..                     0.44         3.30
1995-ILA
Administration
units...........                     0.59         3.14

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Report of Independent Public Accountants
---------------------------------------  ---------------------------------------
To the Unit/Shareholders and Board of Trustees of the Goldman Sachs Trust-- Institutional Liquid Assets Portfolios:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Trust--Institutional Liquid Assets (a Delaware Business Trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An raudit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Trust-- Institutional Liquid Assets as of December 31, 1999, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
February 14, 2000

---------------------------------------  ---------------------------------------




                      [This page intentionally left blank]




---------------------------------------  ---------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel



OFFICERS

Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Adrien E. Deberghes, Jr., Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Amy E. Belanger, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary



GOLDMAN, SACHS & CO.

Distributor and Transfer Agent




GOLDMAN SACHS ASSET MANAGEMENT

Investment Advisor


                                                         [LOGO OF GOLDMAN SACHS]

                                                             Goldman Sachs Funds
                                                                     32 Old Slip
                                                              New York, NY 10005